Putnam Dynamic Asset Allocation Growth Fund
The fund's portfolio
6/30/24 (Unaudited)

COMMON STOCKS (78.5%)(a)
	Shares	Value
Advertising and marketing services (0.1%)
Publicis Groupe SA (France)	22,401	$2,374,358
Trade Desk, Inc. (The) Class A(NON)	10,504	1,025,926

		3,400,284
Automotive (1.4%)
Aaron's Co., Inc. (The)	11,425	114,022
Blue Bird Corp.(NON)	10,095	543,616
BYD Co., Ltd. Class H (China)	32,500	964,524
Carvana Co.(NON)	6,575	846,334
Daimler Truck Holding AG (Germany)	12,437	494,801
Dana, Inc.	20,366	246,836
Ford Motor Co.	61,773	774,633
General Motors Co.	134,850	6,265,131
Kia Corp. (South Korea)	17,691	1,655,495
Mahindra & Mahindra, Ltd. (India)	15,903	544,735
PACCAR, Inc.	7,067	727,477
PROG Holdings, Inc.	9,021	312,848
REV Group, Inc.	19,356	481,771
Stellantis NV (Italy)	63,976	1,259,074
Subaru Corp. (Japan)	107,400	2,287,607
Tesla, Inc.(NON)	54,346	10,753,987
Toyota Motor Corp. (Japan)	48,500	998,532
United Rentals, Inc.	5,272	3,409,561
Visteon Corp.(NON)	5,585	595,920
Volvo AB Class B (Sweden)	83,452	2,140,861

		35,417,765
Basic materials (3.9%)
AdvanSix, Inc.	6,632	152,005
Alcoa Corp.	18,190	723,598
American Woodmark Corp.(NON)	4,478	351,971
Andersons, Inc. (The)	7,531	373,538
AptarGroup, Inc.	5,076	714,752
ArcelorMittal SA (France)	82,071	1,871,078
Archer-Daniels-Midland Co.	97,606	5,900,283
Arcosa, Inc.	1,174	97,923
Arkema SA (France)	8,959	774,589
Atkore, Inc.	4,372	589,914
Avient Corp.	2,591	113,097
Axalta Coating Systems, Ltd.(NON)	20,768	709,643
Beacon Roofing Supply, Inc.(NON)	1,258	113,849
BHP Group, Ltd. (ASE Exchange) (Australia)	128,802	3,689,715
BHP Group, Ltd. (London Exchange) (Australia)	9,445	270,488
Boise Cascade Co.	4,959	591,212
Builders FirstSource, Inc.(NON)	14,462	2,001,685
CF Industries Holdings, Inc.	10,663	790,342
Cie de Saint-Gobain SA (France)	31,275	2,421,968
Clearwater Paper Corp.(NON)	2,334	113,129
Cleveland-Cliffs, Inc.(NON)	26,323	405,111
Commercial Metals Co.	2,090	114,929
Constellium SE (France)(NON)	27,830	524,596
Corteva, Inc.	89,404	4,822,452
CRH PLC (London Exchange)	63,382	4,699,227
CRH PLC	53,645	4,022,302
Dole PLC (Ireland)	24,327	297,762
Dow, Inc.	14,108	748,429
DuPont de Nemours, Inc.	40,230	3,238,113
Eastman Chemical Co.	33,292	3,261,617
Fortescue, Ltd. (Australia)	150,234	2,146,248
Fortune Brands Innovations, Inc.	11,782	765,123
Freeport-McMoRan, Inc.	134,361	6,529,945
Fresh Del Monte Produce, Inc.	8,633	188,631
Frontdoor, Inc.(NON)	17,486	590,852
Gibraltar Industries, Inc.(NON)	1,437	98,506
Glencore PLC (United Kingdom)	204,327	1,165,028
Hansol Chemical Co., Ltd. (South Korea)	5,150	679,139
HeidelbergCement AG (Germany)	20,737	2,148,838
Holcim AG (Switzerland)	31,498	2,793,675
Huntsman Corp.	33,465	761,998
Ingevity Corp.(NON)	7,219	315,542
Innospec, Inc.	3,023	373,613
Janus International Group, Inc.(NON)	8,189	103,427
Kaiser Aluminum Corp.	1,046	91,943
Kingspan Group PLC (Ireland)	8,138	689,497
Larsen & Toubro, Ltd. (India)	27,173	1,151,285
LightWave Logic, Inc.(NON)	24,339	72,774
Limbach Holdings, Inc.(NON)	2,520	143,464
Linde PLC	9,347	4,101,557
Louisiana-Pacific Corp.	8,453	695,935
LSB Industries, Inc.(NON)	13,944	114,062
LyondellBasell Industries NV Class A	8,069	771,881
Minerals Technologies, Inc.	5,938	493,804
Mosaic Co. (The)	26,851	775,994
Mueller Industries, Inc.	2,325	132,386
Nippon Sanso Holdings Corp. (Japan)	81,300	2,418,825
Northern Star Resources, Inc. (Australia)	30,709	263,889
Nucor Corp.	4,880	771,430
Orion SA (Luxembourg)	7,115	156,103
Packaging Corp. of America	4,185	764,014
PPG Industries, Inc.	26,864	3,381,909
Proto Labs, Inc.(NON)	3,293	101,721
Prysmian SpA (Italy)	73,231	4,511,682
Rio Tinto PLC (United Kingdom)	32,445	2,135,715
ROCKWOOL International A/S (Denmark)	1,477	598,611
Sherwin-Williams Co. (The)	11,419	3,407,772
Shin-Etsu Chemical Co., Ltd. (Japan)	77,200	3,002,785
Simpson Manufacturing Co., Inc.	2,001	337,229
Standex International Corp.	599	96,529
Steel Dynamics, Inc.	6,139	795,001
Sterling Construction Co., Inc.(NON)	5,646	668,148
Sylvamo Corp.	8,530	585,158
Tronox Holdings PLC	6,439	101,028
Tutor Perini Corp.(NON)	7,106	154,769
UFP Industries, Inc.	6,457	723,184
UltraTech Cement, Ltd. (India)	10,592	1,477,196
Vat Group AG (Switzerland)	859	483,493
Weyerhaeuser Co.(R)	39,740	1,128,219
Worthington Steel, Inc.	3,078	102,682
Yara International ASA (Norway)	5,856	168,656
Zijin Mining Group Co., Ltd. Class H (China)	570,000	1,193,095

		101,923,307
Building materials (0.3%)
AAON, Inc.	1,515	132,169
Apogee Enterprises, Inc.	6,679	419,675
JELD-WEN Holding, Inc.(NON)	21,978	296,044
Modine Manufacturing Co.(NON)	2,266	227,031
Mohawk Industries, Inc.(NON)	6,569	746,173
Owens Corning	4,364	758,114
Trane Technologies PLC	14,411	4,740,210

		7,319,416
Capital goods (3.3%)
A.O. Smith Corp.	9,825	803,489
ABB, Ltd. (Switzerland)	60,598	3,354,587
Adient PLC(NON)	4,735	117,002
Airbus SE (France)	11,369	1,567,622
Alamo Group, Inc.	527	91,171
Albany International Corp. Class A	1,280	108,096
Allegion PLC (Ireland)	6,551	774,001
American Axle & Manufacturing Holdings, Inc.(NON)	67,108	469,085
Applied Industrial Technologies, Inc.	2,817	546,498
Argan, Inc.	2,127	155,611
Atlas Copco AB Class A (Sweden)	63,184	1,190,785
BAE Systems PLC (United Kingdom)	42,848	715,453
Ball Corp.	35,711	2,143,374
Belden, Inc.	7,036	659,977
Boeing Co. (The)(NON)	7,547	1,373,629
Caterpillar, Inc.	2,505	834,416
Columbus McKinnon Corp./NY	2,753	95,089
Comfort Systems USA, Inc.	624	189,771
Crane Co.	5,258	762,305
Crown Holdings, Inc.	9,410	700,010
Cummins, Inc.	2,890	800,328
Curtiss-Wright Corp.	2,705	733,001
Dassault Aviation SA (France)	3,053	553,235
Deere & Co.	2,111	788,733
Donaldson Co., Inc.	10,495	751,022
Eaton Corp. PLC	2,061	646,227
Elite Material Co., Ltd. (Taiwan)	39,000	566,433
Enviri Corp.(NON)	13,500	116,505
Federal Signal Corp.	1,215	101,659
Flowserve Corp.	15,669	753,679
Fortive Corp.	11,826	876,307
Franklin Electric Co., Inc.	1,178	113,465
GEA Group AG (Germany)	20,027	832,728
Gentex Corp.	23,101	778,735
Gentherm, Inc.(NON)	1,956	96,470
Graco, Inc.	4,489	355,888
HD Hyundai Electric Co., Ltd. (South Korea)	5,847	1,322,079
Hitachi, Ltd. (Japan)	88,700	1,999,428
Honeywell International, Inc.	26,783	5,719,242
Hyster-Yale Materials Handling, Inc.	3,254	226,901
Ingersoll Rand, Inc.	50,965	4,629,661
Interface, Inc.	9,583	140,678
ITT, Inc.	3,045	393,353
Johnson Controls International PLC	46,426	3,085,936
KEI Industries, Ltd. (India)	24,654	1,301,056
Legrand SA (France)	6,491	646,849
Lincoln Electric Holdings, Inc.	4,074	768,519
Lockheed Martin Corp.	5,195	2,426,585
Luminar Technologies, Inc.(NON)	109,155	162,641
Mitsubishi Electric Corp. (Japan)	168,200	2,688,822
Mueller Water Products, Inc. Class A	5,693	102,019
Northrop Grumman Corp.	11,933	5,202,192
O-I Glass, Inc.(NON)	9,459	105,279
Otis Worldwide Corp.	13,859	1,334,067
Parker Hannifin Corp.	1,136	574,600
Powell Industries, Inc.	3,132	449,129
RTX Corp.	46,400	4,658,096
Ryerson Holding Corp.	11,046	215,397
Schindler Holding AG (Switzerland)	3,702	927,595
Sembcorp Industries, Ltd. (Singapore)	38,500	136,127
Shyft Group, Inc. (The)	8,712	103,324
Smiths Group PLC (United Kingdom)	28,765	620,495
Steelcase, Inc. Class A	4,161	53,927
Stoneridge, Inc.(NON)	4,589	73,240
Tennant Co.	1,130	111,237
Terex Corp.	10,119	554,926
Textron, Inc.	8,570	735,820
Titan International, Inc.(NON)	12,893	95,537
TransDigm Group, Inc.	2,611	3,335,840
Veralto Corp.	7,672	732,446
Vertiv Holdings Co. Class A	76,364	6,610,831
Vinci SA (France)	44,401	4,670,754
Waste Connections, Inc.	17,031	2,986,556
Waste Management, Inc.	1,823	388,919
Watts Water Technologies, Inc. Class A	3,332	610,989

		86,417,478
Commercial and consumer services (2.7%)
Alarm.com Holdings, Inc.(NON)	1,570	99,758
Arrowhead Pharmaceuticals, Inc.(NON)	4,304	111,861
Automatic Data Processing, Inc.	41,409	9,883,914
Barrett Business Services, Inc.	3,340	109,452
Block, Inc. Class A(NON)	17,635	1,137,281
Booking Holdings, Inc.	2,901	11,492,312
BrightView Holdings, Inc.(NON)	11,420	151,886
Cimpress PLC (Ireland)(NON)	4,477	392,230
Compass Group PLC (United Kingdom)	128,261	3,492,037
Ecolab, Inc.	3,701	880,838
Equifax, Inc.	8,558	2,074,973
Euronet Worldwide, Inc.(NON)	6,842	708,147
Expedia Group, Inc.(NON)	40,711	5,129,179
Experian PLC (United Kingdom)	60,561	2,808,444
Global Payments, Inc.	15,729	1,520,994
Jardine Matheson Holdings, Ltd. (Hong Kong)	20,500	724,551
Laureate Education, Inc.	7,932	118,504
LegalZoom.com, Inc.(NON)	12,314	103,314
LiveRamp Holdings, Inc.(NON)	18,791	581,394
Mastercard, Inc. Class A	42,810	18,886,060
PayPal Holdings, Inc.(NON)	134,162	7,785,421
StoneCo., Ltd. Class A (Brazil)(NON)	40,438	484,852
Wolters Kluwer NV (Netherlands)	13,916	2,300,470

		70,977,872
Communication services (1.6%)
American Tower Corp.(R)	33,961	6,601,340
AT&T, Inc.	242,583	4,635,761
Charter Communications, Inc. Class A(NON)	9,551	2,855,367
Comcast Corp. Class A	256,523	10,045,441
Credo Technology Group Holding, Ltd.(NON)	5,930	189,404
Crown Castle, Inc.(R)	7,933	775,054
DigitalBridge Group, Inc.	7,647	104,764
InterDigital, Inc.	5,511	642,362
Iridium Communications, Inc.	24,732	658,366
KDDI Corp. (Japan)	101,100	2,679,174
Preformed Line Products Co.	678	84,438
T-Mobile US, Inc.	26,569	4,680,926
Telstra Group, Ltd. (Australia)	539,274	1,299,570
TIM SA/Brazil (Brazil)	372,700	1,058,742
Verizon Communications, Inc.	121,882	5,026,414

		41,337,123
Communications equipment (0.1%)
Arista Networks, Inc.(NON)	2,674	937,184
Motorola Solutions, Inc.	6,458	2,493,111
NETGEAR, Inc.(NON)	7,688	117,626
Viavi Solutions, Inc.(NON)	13,099	89,990

		3,637,911
Computers (4.7%)
8x8, Inc.(NON)	41,123	91,293
A10 Networks, Inc.	7,664	106,146
Adeia, Inc.	5,365	60,008
Agilysys, Inc.(NON)	3,031	315,648
Alkami Technology, Inc.(NON)	4,165	118,619
Altair Engineering, Inc. Class A(NON)	1,208	118,481
AppFolio, Inc. Class A(NON)	595	145,519
Apple, Inc.	469,156	98,813,637
Asia Vital Components Co., Ltd. (Taiwan)	26,000	617,829
Bandwidth, Inc. Class A(NON)	11,664	196,888
Calix, Inc.(NON)	3,163	112,065
Check Point Software Technologies, Ltd. (Israel)(NON)	3,100	511,500
Cisco Systems, Inc.	48,725	2,314,925
CommVault Systems, Inc.(NON)	6,512	791,664
CrowdStrike Holdings, Inc. Class A(NON)	2,391	916,207
Dropbox, Inc. Class A(NON)	35,241	791,865
Extreme Networks, Inc.(NON)	50,337	677,033
NetApp, Inc.	7,151	921,049
NetScout Systems, Inc.(NON)	5,385	98,492
PDF Solutions, Inc.(NON)	3,172	115,397
Phreesia, Inc.(NON)	13,513	286,476
Procore Technologies, Inc.(NON)	11,688	775,031
Qualys, Inc.(NON)	3,895	555,427
Rapid7, Inc.(NON)	10,331	446,609
ServiceNow, Inc.(NON)	1,080	849,604
Smartsheet, Inc. Class A(NON)	18,012	793,969
Snowflake, Inc. Class A(NON)	5,474	739,483
SS&C Technologies Holdings, Inc.	12,412	777,860
Super Micro Computer, Inc.(NON)	2,682	2,197,497
Synopsys, Inc.(NON)	7,779	4,628,972
Teradata Corp.(NON)	23,252	803,589
Weave Communications, Inc.(NON)	17,119	154,413
Yext, Inc.(NON)	40,720	217,852
Zoom Video Communications, Inc. Class A(NON)	12,561	743,486

		121,804,533
Conglomerates (0.9%)
3M Co.	94,095	9,615,568
AMETEK, Inc.	20,935	3,490,074
General Electric Co.	4,766	757,651
Marubeni Corp. (Japan)	71,100	1,328,125
Mitsubishi Corp. (Japan)	139,400	2,741,799
Mitsui & Co., Ltd. (Japan)	120,800	2,755,646
Siemens AG (Germany)	17,983	3,344,643
SPX Technologies, Inc.(NON)	975	138,587

		24,172,093
Consumer (0.2%)
Clorox Co. (The)	5,887	803,399
Kalyan Jewellers India, Ltd. (India)	66,959	401,526
Kimberly-Clark Corp.	6,138	848,272
LVMH Moet Hennessy Louis Vuitton SA (France)	870	668,118
MSA Safety, Inc.	4,397	825,273
Pandora A/S (Denmark)	13,276	1,994,467

		5,541,055
Consumer staples (4.7%)
ACCO Brands Corp.	20,491	96,308
Alsea SAB de CV (Mexico)	136,351	474,005
Asahi Group Holdings, Ltd. (Japan)	57,700	2,038,128
Auto Trader Group PLC (United Kingdom)	196,710	1,982,787
BellRing Brands, Inc.(NON)	2,581	147,478
Benefit Systems SA (Poland)	646	464,914
Boston Beer Co., Inc. (The) Class A(NON)	2,644	806,552
Brink's Co. (The)	6,459	661,402
Cal-Maine Foods, Inc.	1,828	111,709
Cargurus, Inc.(NON)	18,068	473,382
Carlsberg A/S Class B (Denmark)	3,213	384,517
Chipotle Mexican Grill, Inc.(NON)	72,350	4,532,728
CK Hutchison Holdings, Ltd. (Hong Kong)	616,000	2,948,610
Coca-Cola Co. (The)	292,657	18,627,618
Coca-Cola Consolidated, Inc.	713	773,605
Coca-Cola Europacific Partners PLC (Spain)	26,206	1,909,631
Coca-Cola HBC AG (Italy)	54,288	1,844,689
Colgate-Palmolive Co.	71,616	6,949,617
CoreCivic, Inc.(NON)	9,655	125,322
Costco Wholesale Corp.	3,063	2,603,519
Danone SA (France)	19,902	1,214,621
Dave & Buster's Entertainment, Inc.(NON)	2,085	83,004
Dino Polska SA (Poland)(NON)	6,604	664,234
DoorDash, Inc. Class A(NON)	7,466	812,151
Etsy, Inc.(NON)	12,210	720,146
Eventbrite, Inc. Class A(NON)	44,696	216,329
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	6,514	580,488
Hudson Technologies, Inc.(NON)	10,538	92,629
Imperial Brands PLC (United Kingdom)	102,444	2,622,958
Ingles Markets, Inc. Class A	1,335	91,594
Insperity, Inc.	1,053	96,044
Inter Parfums, Inc.	3,860	447,876
ITOCHU Corp. (Japan)	37,600	1,844,942
Itron, Inc.(NON)	6,675	660,558
Jeronimo Martins SGPS SA (Portugal)	6,977	136,245
Kenvue, Inc.	59,980	1,090,436
Koninklijke Ahold Delhaize NV (Netherlands)	67,962	2,005,940
Korn Ferry	5,531	371,351
L'Oreal SA (France)	4,929	2,167,351
MakeMyTrip, Ltd. (India)(NON)	8,313	699,123
Maplebear, Inc.(NON)	22,185	713,026
McDonald's Corp.	2,769	705,652
MediaAlpha, Inc. Class A(NON)	10,902	143,579
MercadoLibre, Inc. (Brazil)(NON)	550	903,870
Molson Coors Beverage Co. Class B	14,155	719,499
Monster Beverage Corp.(NON)	18,933	945,703
Nestle SA (Switzerland)	24,528	2,503,757
Nissin Food Products Co., Ltd. (Japan)	47,000	1,192,402
Opendoor Technologies, Inc.(NON)	78,023	143,562
PDD Holdings, Inc. ADR (China)(NON)	12,322	1,638,210
Philip Morris International, Inc.	75,685	7,669,161
Procter & Gamble Co. (The)	49,289	8,128,742
Reckitt Benckiser Group PLC (United Kingdom)	4,892	263,993
Recruit Holdings Co., Ltd. (Japan)	55,300	2,976,177
Resideo Technologies, Inc.(NON)	10,128	198,104
Robert Half, Inc.	12,301	787,018
Sally Beauty Holdings, Inc.(NON)	9,057	97,182
Sea, Ltd. ADR (Singapore)(NON)	7,867	561,861
Shoprite Holdings, Ltd. (South Africa)	58,262	905,250
Simply Good Foods Co. (The)(NON)	9,008	325,459
Starbucks Corp.	10,267	799,286
Sumber Alfaria Trijaya Tbk PT (Indonesia)	3,146,200	526,540
Sysco Corp.	10,229	730,248
Tesco PLC (United Kingdom)	847,665	3,281,717
Turning Point Brands, Inc.	3,081	98,869
Uber Technologies, Inc.(NON)	188,457	13,697,054
Ulta Beauty, Inc.(NON)	1,904	734,696
Unilever PLC (United Kingdom)	41,563	2,288,361
United Natural Foods, Inc.(NON)	8,310	108,861
Upwork, Inc.(NON)	46,891	504,078
USANA Health Sciences, Inc.(NON)	2,334	105,590
WH Group, Ltd. (Hong Kong)	922,000	606,593
Zomato, Ltd. (India)(NON)	329,128	787,589

		120,366,230
Electronics (7.4%)
Advanced Micro Devices, Inc.(NON)	30,620	4,966,870
Allied Motion Technologies, Inc.	2,193	55,417
Ambarella, Inc.(NON)	8,864	478,213
Atmus Filtration Technologies, Inc.(NON)	7,198	207,158
Broadcom, Inc.	12,065	19,370,719
CEVA, Inc.(NON)	5,440	104,938
Dexerials Corp. (Japan)	9,700	452,606
EnerSys	5,338	552,590
ESCO Technologies, Inc.	1,557	163,547
Garmin, Ltd.	4,724	769,634
Hon Hai Precision Industry Co., Ltd. (Taiwan)	617,000	4,044,547
Hoya Corp. (Japan)	48,800	5,709,975
Keyence Corp. (Japan)	4,400	1,941,172
Keysight Technologies, Inc.(NON)	5,626	769,356
MediaTek, Inc. (Taiwan)	36,000	1,539,010
Mesa Laboratories, Inc.	1,071	92,931
Monolithic Power Systems, Inc.	1,016	834,827
NKT A/S (Denmark)(NON)	13,309	1,159,583
nVent Electric PLC (United Kingdom)	9,762	747,867
NVIDIA Corp.	776,436	95,920,903
NXP Semiconductors NV	16,820	4,526,094
Photronics, Inc.(NON)	4,209	103,836
Qorvo, Inc.(NON)	7,382	856,607
Qualcomm, Inc.	97,379	19,395,950
Rambus, Inc.(NON)	13,490	792,672
Rockwell Automation, Inc.	2,985	821,711
Samsung Electronics Co., Ltd. (South Korea)	81,620	4,796,464
Samsung Electronics Co., Ltd. (Preference) (South Korea)	94,716	4,349,572
Sanmina Corp.(NON)	1,670	110,638
Silicon Laboratories, Inc.(NON)	4,902	542,308
Sinbon Electronics Co., Ltd. (Taiwan)	104,000	933,940
SK Hynix, Inc. (South Korea)	14,044	2,381,722
STMicroelectronics NV (France)	43,895	1,711,733
Synaptics, Inc.(NON)	2,168	191,218
TD SYNNEX Corp.	5,830	672,782
Thales SA (France)	17,218	2,766,662
Trimble Inc.(NON)	42,693	2,387,393
TTM Technologies, Inc.(NON)	17,628	342,512
Vicor Corp.(NON)	3,828	126,936
Vontier Corp.	59,240	2,262,968

		189,955,581
Energy (2.8%)
Alpha Metallurgical Resources, Inc.	1,815	509,162
Baker Hughes Co.	23,753	835,393
BP PLC (United Kingdom)	913,972	5,507,123
California Resources Corp.	2,343	124,694
Cenovus Energy, Inc. (Canada)	54,712	1,075,403
Cheniere Energy, Inc.	57,421	10,038,913
Chevron Corp.	5,522	863,751
ConocoPhillips	47,468	5,429,390
CONSOL Energy, Inc.(NON)	6,007	612,894
Coterra Energy, Inc.	29,034	774,337
DCC PLC (Ireland)	9,003	631,046
Delek US Holdings, Inc.	3,833	94,905
Devon Energy Corp.	16,370	775,938
DMC Global, Inc.(NON)	5,405	77,940
DNOW, Inc.(NON)	29,546	405,667
Eneos Holdings, Inc. (Japan)	114,400	590,000
Enphase Energy, Inc.(NON)	5,814	579,714
Equinor ASA (Norway)	91,330	2,609,544
Exxon Mobil Corp.	110,480	12,718,458
Golar LNG, Ltd. (Norway)	5,189	162,675
HF Sinclair Corp.	13,832	737,799
INPEX Corp. (Japan)	33,800	499,123
Marathon Petroleum Corp.	27,813	4,824,999
Murphy Oil Corp.	18,283	753,991
Newpark Resources, Inc.(NON)	16,516	137,248
Oceaneering International, Inc.(NON)	4,907	116,100
Par Pacific Holdings, Inc.(NON)	15,436	389,759
PBF Energy, Inc. Class A	13,199	607,418
Peabody Energy Corp.	24,071	532,451
PetroChina Co., Ltd. Class H (China)	2,128,000	2,152,371
Repsol SA (Spain)	40,235	634,188
Schlumberger, Ltd.	23,840	1,124,771
Shell PLC (United Kingdom)(Euronext Amsterdam Exchange)	131,441	4,722,104
Shell PLC (United Kingdom)(London Exchange)	23,202	833,820
SM Energy Co.	6,980	301,745
SunCoke Energy, Inc.	17,155	168,119
Targa Resources Corp.	6,698	862,568
TechnipFMC PLC (United Kingdom)	31,908	834,394
TotalEnergies SE (France)	11,321	754,534
US Silica Holdings, Inc.(NON)	35,768	552,616
Valero Energy Corp.	30,931	4,848,744
Warrior Met Coal, Inc.	9,226	579,116
Weatherford International PLC(NON)	7,311	895,232

		72,280,157
Entertainment (0.2%)
Daktronics, Inc.(NON)	13,688	190,948
Live Nation Entertainment, Inc.(NON)	22,090	2,070,717
Panasonic Holdings Corp. (Japan)	23,000	188,967
Sony Group Corp. (Japan)	18,000	1,529,495
Xperi, Inc.(NON)	11,681	95,901

		4,076,028
Financials (10.7%)
3i Group PLC (United Kingdom)	74,130	2,858,735
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	451,818	1,424,255
AerCap Holdings NV (Ireland)	2,200	205,040
Affiliated Managers Group, Inc.	4,625	722,564
AIA Group, Ltd. (Hong Kong)	415,800	2,819,498
AIB Group PLC (Ireland)	107,254	565,078
Alexander & Baldwin, Inc.(R)	11,655	197,669
Alinma Bank (Saudi Arabia)	140,425	1,167,524
Allianz SE (Germany)	5,777	1,605,107
Allstate Corp. (The)	4,950	790,317
Ally Financial, Inc.	19,839	787,013
Amalgamated Financial Corp.	4,867	133,356
American Assets Trust, Inc.(R)	4,953	110,848
American Express Co.	3,538	819,224
American Financial Group, Inc.	6,064	745,993
American International Group, Inc.	66,378	4,927,903
Ameriprise Financial, Inc.	1,901	812,088
Anywhere Real Estate, Inc.(NON)	53,702	177,754
Apollo Global Management, Inc.	34,928	4,123,949
Apple Hospitality REIT, Inc.(R)	6,949	101,038
Associated Banc-Corp.	4,992	105,581
AvalonBay Communities, Inc.(R)	3,765	778,941
AXA SA (France)	170,286	5,607,064
Axis Capital Holdings, Ltd.	10,384	733,630
Axos Financial, Inc.(NON)	11,721	669,855
Banco Bilbao Vizcaya Argentaria SA (Spain)	266,322	2,656,913
Banco do Brasil SA (Brazil)	251,900	1,203,601
Banco Latinoamericano de Comercio Exterior SA (Panama)	4,257	126,305
Banco Santander SA (Spain)	574,322	2,661,900
Bank Central Asia Tbk PT (Indonesia)	1,671,100	1,008,123
Bank Hapoalim MB (Israel)	139,245	1,229,339
Bank Mandiri Persero Tbk PT (Indonesia)	2,661,100	993,756
Bank of America Corp.	278,190	11,063,616
Bank of China, Ltd. Class H (China)	5,370,000	2,635,522
Bank of Ireland Group PLC (Ireland)	229,904	2,395,064
Bank of New York Mellon Corp. (The)	89,427	5,355,783
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	7,206	253,075
Banner Corp.	8,878	440,704
Berkshire Hathaway, Inc. Class B(NON)	5,981	2,433,071
Berkshire Hills Bancorp, Inc.	6,073	138,464
BlackRock, Inc.	936	736,932
Bread Financial Holdings, Inc.	14,215	633,420
BrightSpire Capital, Inc.(R)	34,584	197,129
Brixmor Property Group, Inc.(R)	35,782	826,206
Broadstone Net Lease, Inc.(R)	6,851	108,725
Capital One Financial Corp.	49,386	6,837,492
CareTrust REIT, Inc. R	2,125	53,338
Cathay General Bancorp	16,184	610,460
CBRE Group, Inc. Class A(NON)	8,964	798,782
Central Pacific Financial Corp.	7,657	162,328
Charles Schwab Corp. (The)	75,900	5,593,071
Chimera Investment Corp.(R)	8,732	111,770
Chubb, Ltd.	2,942	750,445
Cipher Mining, Inc.(NON)	26,516	110,041
Citigroup, Inc.	315,483	20,020,552
Citizens Financial Group, Inc.	22,713	818,349
CME Group, Inc.	14,197	2,791,130
CNO Financial Group, Inc.	21,758	603,132
Commonwealth Bank of Australia (Australia)	2,522	214,101
COPT Defense Properties(R)	4,334	108,480
Corebridge Financial, Inc.	26,226	763,701
CoStar Group, Inc.(NON)	22,159	1,642,868
CrossFirst Bankshares, Inc.(NON)	4,585	64,282
Cushman & Wakefield PLC(NON)	25,729	267,582
Customers Bancorp, Inc.(NON)	10,056	482,487
Danske Bank A/S (Denmark)	5,063	150,732
DBS Group Holdings, Ltd. (Singapore)	84,710	2,232,166
Deutsche Boerse AG (Germany)	10,290	2,103,425
Eastern Bankshares, Inc.	7,547	105,507
Elme Communities(R)	6,884	109,662
Empire State Realty Trust, Inc. Class A(R)	10,907	102,308
Enova International, Inc.(NON)	7,977	496,568
Enstar Group, Ltd.(NON)	367	112,192
Enterprise Financial Services Corp.	6,679	273,238
EPR Properties(R)	17,619	739,646
Equitable Holdings, Inc.	87,245	3,564,831
Equity Residential(R)	11,535	799,837
Erste Group Bank AG (Czech Republic)	31,191	1,477,240
Essent Group, Ltd.	2,004	112,605
Eurazeo SE (France)	3,829	306,430
Euronext NV (France)	32,367	2,988,075
Everest Group, Ltd.	2,031	773,852
Exor NV (Netherlands)	5,926	617,617
FB Financial Corp.	5,743	224,149
Fidelis Insurance Holdings, Ltd. (United Kingdom)	7,896	128,784
First BanCorp/Puerto Rico (Puerto Rico)	34,535	631,645
First Financial Corp./IN	2,340	86,299
First Industrial Realty Trust, Inc.(R)	16,731	794,890
Gaming and Leisure Properties, Inc.(R)	59,061	2,670,148
Genworth Financial, Inc. Class A(NON)	99,336	599,989
Globe Life, Inc.	8,888	731,305
Goldman Sachs Group, Inc. (The)	12,755	5,769,341
Goodman Group (Australia)(R)	38,630	890,284
Grupo Financiero Banorte SAB de CV Class O (Mexico)	148,009	1,153,329
Hamilton Insurance Group, Ltd. Class B (Bermuda)(NON)	11,836	197,069
Hancock Whitney Corp.	14,557	696,261
Hanmi Financial Corp.	8,177	136,719
HDFC Asset Management Co., Ltd. (India)	18,093	866,661
Heritage Commerce Corp.	11,968	104,122
Hilltop Holdings, Inc.	14,648	458,189
Hope Bancorp, Inc.	19,756	212,179
Horace Mann Educators Corp.	7,289	237,767
HSBC Holdings PLC (United Kingdom)	348,246	3,013,719
Huntington Bancshares, Inc./OH	57,687	760,315
ICICI Bank, Ltd. (India)	259,620	3,728,893
Independent Bank Corp./MI	3,833	103,491
Intercontinental Exchange, Inc.	5,575	763,162
International Bancshares Corp.	1,742	99,660
Intesa Sanpaolo SpA (Italy)	373,867	1,395,989
Investor AB Class B (Sweden)	109,792	3,013,993
Jackson Financial, Inc. Class A	9,950	738,887
James River Group Holdings, Ltd. (Bermuda)	12,333	95,334
Japan Exchange Group, Inc. (Japan)	79,600	1,866,005
Jefferies Financial Group, Inc.	16,149	803,574
JPMorgan Chase & Co.	72,501	14,664,052
Kite Realty Group Trust(R)	13,361	299,019
Klepierre SA (France)(R)	47,072	1,261,317
Ladder Capital Corp.(R)	9,901	111,782
Lloyds Banking Group PLC (United Kingdom)	4,154,731	2,878,439
Loews Corp.	10,322	771,466
London Stock Exchange Group PLC (United Kingdom)	18,128	2,148,836
LPL Financial Holdings, Inc.	2,654	741,262
Marsh & McLennan Cos., Inc.	3,453	727,616
Merchants Bancorp/IN	2,538	102,891
Meritz Financial Group, Inc. (South Korea)	12,422	712,791
MetLife, Inc.	104,938	7,365,598
MFA Financial, Inc.(R)	9,542	101,527
MGIC Investment Corp.	35,819	771,899
Mid-America Apartment Communities, Inc.(R)	5,642	804,606
Mitsubishi UFJ Financial Group, Inc. (Japan)	327,000	3,527,974
Mizrahi Tefahot Bank, Ltd. (Israel)	26,154	885,174
Morgan Stanley	8,166	793,654
Mr. Cooper Group, Inc.(NON)	8,652	702,802
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	6,319	3,159,720
National Australia Bank, Ltd. (Australia)	22,248	537,155
National Bank Holdings Corp. Class A	3,006	117,384
National Health Investors, Inc.(R)	5,299	358,901
Navient Corp.	16,729	243,574
NexPoint Residential Trust, Inc.(R)	3,557	140,537
NMI Holdings, Inc. Class A(NON)	10,878	370,287
NN Group NV (Netherlands)	19,048	886,011
Nomura Holdings, Inc. (Japan)	385,400	2,223,760
Nordea Bank ABP (Finland)	215,388	2,566,967
Northern Trust Corp.	43,401	3,644,816
NU Holdings, Ltd./Cayman Islands Class A (Brazil)(NON)	66,241	853,846
OceanFirst Financial Corp.	9,978	158,550
OFG Bancorp (Puerto Rico)	9,159	343,005
OneMain Holdings, Inc.	8,747	424,142
Outfront Media, Inc.(R)	6,834	97,726
Oversea-Chinese Banking Corp., Ltd. (Singapore)	200,600	2,133,427
PagSeguro Digital, Ltd. Class A (Brazil)(NON)	8,623	100,803
Park Hotels & Resorts, Inc.	47,435	710,576
Pathward Financial, Inc.	7,611	430,554
PennyMac Financial Services, Inc.	3,115	294,679
Persimmon PLC (United Kingdom)	123,049	2,091,506
Phoenix Mills, Ltd. (The) (India)	35,307	1,511,562
Piedmont Office Realty Trust, Inc. Class A(R)	14,477	104,958
PNC Financial Services Group, Inc. (The)	29,564	4,596,611
Preferred Bank/Los Angeles CA	3,607	272,292
Premier Financial Corp.	5,510	112,735
Principal Financial Group, Inc.	9,955	780,970
Progressive Corp. (The)	3,643	756,688
Prudential PLC (United Kingdom)	123,251	1,118,122
Public Storage(R)	2,802	805,995
QBE Insurance Group, Ltd. (Australia)	34,299	397,764
REC, Ltd. (India)	170,207	1,070,618
Reinsurance Group of America, Inc.	7,991	1,640,313
Renasant Corp.	3,439	105,027
Retail Opportunity Investments Corp.(R)	18,382	228,488
RLJ Lodging Trust(R)	48,904	470,946
RMR Group, Inc. (The) Class A	3,232	73,043
Sandy Spring Bancorp, Inc.	4,367	106,380
SEI Investments Co.	11,916	770,846
Sekisui Chemical Co., Ltd. (Japan)	31,700	440,065
Simon Property Group, Inc.(R)	48,776	7,404,197
SITE Centers Corp.(R)	7,511	108,910
State Street Corp.	31,444	2,326,856
StoneX Group, Inc.(NON)	6,222	468,579
Sumitomo Mitsui Financial Group, Inc. (Japan)	29,000	1,939,790
Sunstone Hotel Investors, Inc.(R)	51,619	539,935
Synchrony Financial	17,989	848,901
Talanx AG (Germany)	4,556	363,764
Tanger, Inc.(R)	3,572	96,837
Taylor Morrison Home Corp.(NON)	12,970	719,057
Travelers Cos., Inc. (The)	3,678	747,885
Trustmark Corp.	11,721	352,099
UniCredit SpA (Italy)	61,503	2,291,629
Universal Insurance Holdings, Inc.	5,416	101,604
Univest Financial Corp.	4,958	113,191
Unum Group	14,938	763,481
Urban Edge Properties(R)	30,853	569,855
Veritex Holdings, Inc.	12,140	256,033
Virtu Financial, Inc. Class A	33,114	743,409
Virtus Investment Partners, Inc.	1,353	305,575
Visa, Inc. Class A	28,824	7,565,435
Vornado Realty Trust(R)	87,957	2,312,390
Webster Financial Corp.	18,993	827,905
Wells Fargo & Co.	11,836	702,940
Westamerica Bancorp	2,126	103,175
Willis Towers Watson PLC	3,145	824,430
WSFS Financial Corp.	2,444	114,868
Xenia Hotels & Resorts, Inc.(R)	3,660	52,448
Zions Bancorp NA	18,919	820,517
Zurich Insurance Group AG (Switzerland)	3,924	2,087,608

		276,027,503
Gaming and lottery (0.3%)
Aristocrat Leisure, Ltd. (Australia)	77,586	2,565,319
DraftKings, Inc. Class A(NON)	73,097	2,790,112
Golden Entertainment, Inc.	4,363	135,733
International Game Technology PLC	29,788	609,462
La Francaise des Jeux SAEM (France)	14,398	488,788
Las Vegas Sands Corp.	18,320	810,660
Light & Wonder, Inc.(NON)	8,898	933,222
Red Rock Resorts, Inc. Class A	10,312	566,438

		8,899,734
Health care (9.2%)
10x Genomics, Inc. Class A(NON)	29,282	569,535
Abbott Laboratories	34,359	3,570,244
AbbVie, Inc.	84,086	14,422,431
ACADIA Pharmaceuticals, Inc.(NON)	38,030	617,988
ACELYRIN, Inc.(NON)	25,888	114,166
Adaptive Biotechnologies Corp.(NON)	34,416	124,586
Addus HomeCare Corp.(NON)	1,072	124,470
Agenus, Inc.(NON)	7,672	128,506
Alkermes PLC(NON)	4,568	110,089
Alnylam Pharmaceuticals, Inc.(NON)	4,981	1,210,383
Amgen, Inc.	2,527	789,561
AngioDynamics, Inc.(NON)	17,650	106,783
Apollo Hospitals Enterprise, Ltd. (India)	14,292	1,058,209
Arcellx, Inc.(NON)	8,811	486,279
Arcturus Therapeutics Holdings, Inc.(NON)	13,504	328,822
Arvinas, Inc.(NON)	12,516	333,176
AstraZeneca PLC (United Kingdom)	56,682	8,836,496
AstraZeneca PLC (Rights) (United Kingdom)(F)	3,617	11,068
AstraZeneca PLC CVR (Rights) (United Kingdom)(F)	6,497	1,949
AstraZeneca PLC ADR (United Kingdom)	65,745	5,127,453
AtriCure, Inc.(NON)	8,770	199,693
Avanos Medical, Inc.(NON)	5,491	109,381
Axogen, Inc.(NON)	12,265	88,799
Becton, Dickinson and Co.	17,366	4,058,608
Bio-Rad Laboratories, Inc. Class A(NON)	2,759	753,510
BioCryst Pharmaceuticals, Inc.(NON)	23,156	143,104
Biohaven, Ltd.(NON)	15,328	532,035
Blueprint Medicines Corp.(NON)	1,134	122,223
Boston Scientific Corp.(NON)	137,277	10,571,702
Bristol-Myers Squibb Co.	68,163	2,830,809
Cardinal Health, Inc.	7,916	778,301
Castle Biosciences, Inc.(NON)	6,364	138,544
Catalyst Pharmaceuticals, Inc.(NON)	7,584	117,476
Chugai Pharmaceutical Co., Ltd. (Japan)	44,700	1,595,647
Cigna Group (The)	31,200	10,313,784
Corcept Therapeutics, Inc.(NON)	6,306	204,882
Cullinan Oncology, Inc.(NON)	5,792	101,012
CVS Health Corp.	13,453	794,534
Daiichi Sankyo Co., Ltd. (Japan)	5,100	178,161
Danaher Corp.	17,680	4,417,348
Demant A/S (Denmark)(NON)	20,004	864,583
Denali Therapeutics, Inc.(NON)	6,045	140,365
Dexcom, Inc.(NON)	34,640	3,927,484
Dyne Therapeutics, Inc.(NON)	7,749	273,462
Edwards Lifesciences Corp.(NON)	8,853	817,752
Elanco Animal Health, Inc.(NON)	41,991	605,930
Elevance Health, Inc.	1,609	871,853
Eli Lilly and Co.	33,006	29,882,972
Enanta Pharmaceuticals, Inc.(NON)	6,885	89,298
Eurofins Scientific (Luxembourg)	2,471	122,850
Exelixis, Inc.(NON)	68,405	1,537,060
Fate Therapeutics, Inc.(NON)	49,881	163,610
Fresenius SE & Co. KGaA (Germany)(NON)	42,933	1,282,346
FUJIFILM Holdings Corp. (Japan)	51,800	1,217,817
Glaukos Corp.(NON)	1,726	204,272
GSK PLC (United Kingdom)	250,950	4,836,539
HCA Healthcare, Inc.	2,509	806,092
Health Catalyst, Inc.(NON)	18,836	120,362
HealthEquity, Inc.(NON)	1,537	132,489
Hologic, Inc.(NON)	10,123	751,633
IDEXX Laboratories, Inc.(NON)	4,222	2,056,959
ImmunityBio, Inc.(NON)	56,105	354,584
Immunovant, Inc.(NON)	19,014	501,970
Inari Medical, Inc.(NON)	2,372	114,212
Incyte Corp.(NON)	42,377	2,568,894
Inhibrx Biosciences, Inc.(NON)	6,206	87,939
Insmed, Inc.(NON)	3,795	254,265
Insulet Corp.(NON)	4,034	814,061
Intuitive Surgical, Inc.(NON)	13,680	6,085,548
Ipsen SA (France)	5,209	637,568
Ironwood Pharmaceuticals, Inc.(NON)	79,490	518,275
iTeos Therapeutics, Inc.(NON)	9,134	135,549
Johnson & Johnson	5,473	799,934
Keros Therapeutics, Inc.(NON)	3,387	154,786
Kiniksa Pharmaceuticals International PLC(NON)	10,079	188,175
Lantheus Holdings, Inc.(NON)	8,806	707,034
Lexeo Therapeutics, Inc.(NON)	3,872	62,107
LivaNova PLC (United Kingdom)(NON)	8,298	454,896
Lonza Group AG (Switzerland)	6,980	3,793,313
M3, Inc. (Japan)	53,300	511,812
MacroGenics, Inc.(NON)	27,096	115,158
McKesson Corp.	13,696	7,999,012
Medpace Holdings, Inc.(NON)	1,842	758,628
Medtronic PLC	9,878	777,497
Merck & Co., Inc.	137,379	17,007,520
Merck KGaA (Germany)	6,750	1,118,508
Neumora Therapeutics, Inc.(NON)	23,996	235,881
Neurocrine Biosciences, Inc.(NON)	6,104	840,338
Novartis AG (Switzerland)	49,899	5,345,799
Novo Nordisk A/S Class B (Denmark)	73,896	10,556,500
Nurix Therapeutics, Inc.(NON)	15,251	318,288
Nuvation Bio, Inc.(NON)	38,562	112,601
Olympus Corp. (Japan)	15,700	252,580
Ono Pharmaceutical Co., Ltd. (Japan)	50,500	689,554
Option Care Health, Inc.(NON)	16,971	470,097
OraSure Technologies, Inc.(NON)	36,821	156,857
PetIQ, Inc.(NON)	6,250	137,875
PTC Therapeutics, Inc.(NON)	16,570	506,711
QIAGEN NV (Netherlands)	17,359	713,281
Quanterix Corp.(NON)	8,335	110,105
Regeneron Pharmaceuticals, Inc.(NON)	10,601	11,141,969
Roche Holding AG (Switzerland)	1,653	458,731
RxSight, Inc.(NON)	9,470	569,810
Sabra Health Care REIT, Inc.(R)	25,184	387,834
Sandoz Group AG (Switzerland)	48,776	1,764,743
Sanofi SA (France)	31,010	2,980,722
Schrodinger, Inc.(NON)	4,904	94,843
Select Medical Holdings Corp.	15,739	551,809
Semler Scientific, Inc.(NON)	2,068	71,139
Shionogi & Co., Ltd. (Japan)	17,400	680,566
Solventum Corp.(NON)	14,273	754,756
Sonic Healthcare, Ltd. (Australia)	23,477	409,901
Stryker Corp.	2,291	779,513
Sun Pharmaceutical Industries, Ltd. (India)	48,137	876,183
Sutro Biopharma, Inc.(NON)	26,297	77,050
Teladoc Health, Inc.(NON)	38,168	373,283
Tenet Healthcare Corp.(NON)	5,804	772,106
TG Therapeutics, Inc.(NON)	10,771	191,616
Thermo Fisher Scientific, Inc.	12,207	6,750,471
Ultragenyx Pharmaceutical, Inc.(NON)	18,691	768,200
UnitedHealth Group, Inc.	18,604	9,474,273
Vertex Pharmaceuticals, Inc.(NON)	4,340	2,034,245
Vir Biotechnology, Inc.(NON)	25,496	226,914
Voyager Therapeutics, Inc.(NON)	17,348	137,223
Wave Life Sciences, Ltd.(NON)	26,479	132,130
West Pharmaceutical Services, Inc.	1,199	394,939
Xencor, Inc.(NON)	22,345	422,991
Y-mAbs Therapeutics, Inc.(NON)	8,461	102,209
ZimVie, Inc.(NON)	9,699	177,007

		237,352,363
Homebuilding (0.4%)
Forestar Group, Inc.(NON)	9,238	295,524
Hovnanian Enterprises, Inc. Class A(NON)	2,617	371,405
KB Home	8,103	568,669
Lennar Corp. Class A	4,754	712,482
M/I Homes, Inc.(NON)	4,675	571,005
Meritage Homes Corp.	1,394	225,619
PulteGroup, Inc.	65,618	7,224,542
Taylor Wimpey PLC (United Kingdom)	211,415	377,786
Toll Brothers, Inc.	5,939	684,054
TRI Pointe Homes, Inc.(NON)	16,871	628,445

		11,659,531
Household furniture and appliances (—%)
Hoshizaki Corp. (Japan)	7,700	244,930
Rational AG (Germany)	586	488,471

		733,401
Leisure (—%)
MasterCraft Boat Holdings, Inc.(NON)	5,286	99,800

		99,800
Lodging/Tourism (0.5%)
Accor SA (France)	43,445	1,791,209
H World Group, Ltd. ADR (China)	32,299	1,076,203
Hilton Worldwide Holdings, Inc.	21,672	4,728,831
Host Hotels & Resorts, Inc.(R)	40,939	736,083
Indian Hotels Co., Ltd. (India)	203,231	1,515,950
InterContinental Hotels Group PLC (United Kingdom)	17,002	1,782,531
Ryman Hospitality Properties, Inc.(R)	6,700	669,062

		12,299,869
Media (0.9%)
Netflix, Inc.(NON)	28,539	19,260,400
Universal Music Group NV (Netherlands)	111,566	3,307,185

		22,567,585
Publishing (0.2%)
S&P Global, Inc.	6,455	2,878,930
TOPPAN Holdings, Inc. (Japan)	41,500	1,148,689

		4,027,619
Retail (4.9%)
Abercrombie & Fitch Co. Class A(NON)	4,832	859,323
Amazon.com, Inc.(NON)	341,001	65,898,444
American Eagle Outfitters, Inc.	16,022	319,799
Associated British Foods PLC (United Kingdom)	49,311	1,534,487
AutoZone, Inc.(NON)	281	832,912
BJ's Wholesale Club Holdings, Inc.(NON)	28,698	2,520,832
BlueLinx Holdings, Inc.(NON)	2,521	234,680
Buckle, Inc. (The)	2,549	94,160
Caleres, Inc.	3,009	101,102
Crocs, Inc.(NON)	5,234	763,850
Designer Brands, Inc. Class A	10,982	75,007
Dillard's, Inc. Class A	1,309	576,471
Dollar Tree, Inc.(NON)	6,773	723,153
Fast Retailing Co., Ltd. (Japan)	6,200	1,572,901
G-III Apparel Group, Ltd.(NON)	3,820	103,407
GMS, Inc.(NON)	6,667	537,427
Home Depot, Inc. (The)	13,564	4,669,272
Industria de Diseno Textil SA (Spain)	61,785	3,053,266
J. Jill, Inc.	3,273	114,457
Lululemon Athletica, Inc. (Canada)(NON)	7,840	2,341,808
Next PLC (United Kingdom)	10,620	1,214,431
O'Reilly Automotive, Inc.(NON)	6,337	6,692,253
Ross Stores, Inc.	17,947	2,608,058
Target Corp.	28,493	4,218,103
TJX Cos., Inc. (The)	18,030	1,985,103
Upbound Group, Inc.	1,519	46,633
Urban Outfitters, Inc.(NON)	2,710	111,246
Walmart, Inc.	344,807	23,346,882

		127,149,467
Semiconductor (1.9%)
Applied Materials, Inc.	33,879	7,995,105
ASML Holding NV (Netherlands)	11,771	12,144,112
Axcelis Technologies, Inc.(NON)	954	135,649
Disco Corp. (Japan)	6,100	2,337,366
KLA Corp.	5,673	4,677,445
Lam Research Corp.	903	961,560
MaxLinear, Inc.(NON)	22,381	450,753
Novatek Microelectronics Corp. (Taiwan)	49,000	912,333
Renesas Electronics Corp. (Japan)	194,300	3,668,584
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	488,350	14,524,266

		47,807,173
Software (6.2%)
Adobe, Inc.(NON)	21,515	11,952,443
Amdocs, Ltd.	9,691	764,814
Atlassian Corp. Class A(NON)	5,194	918,715
Autodesk, Inc.(NON)	3,441	851,475
Blackline, Inc.(NON)	5,034	243,897
Cadence Design Systems, Inc.(NON)	50,548	15,556,148
Domo, Inc. Class B(NON)	21,738	167,817
F5, Inc.(NON)	4,814	829,115
Guidewire Software, Inc.(NON)	6,078	838,095
HubSpot, Inc.(NON)	4,797	2,829,223
Manhattan Associates, Inc.(NON)	3,438	848,086
Microsoft Corp.	226,178	101,090,257
MicroStrategy, Inc. Class A(NON)	276	380,184
Nexon Co., Ltd. (Japan)	14,300	265,582
Oracle Corp.	76,368	10,783,161
Paycom Software, Inc.	5,478	783,573
Pegasystems, Inc.	11,562	699,848
PROS Holdings, Inc.(NON)	8,478	242,895
ROBLOX Corp. Class A(NON)	17,897	665,947
SAP SE (Germany)	1,794	364,245
Square Enix Holdings Co., Ltd. (Japan)	19,600	588,754
Tata Consultancy Services, Ltd. (India)	44,021	2,054,731
TIS, Inc. (Japan)	25,400	491,275
Veeva Systems, Inc. Class A(NON)	30,523	5,586,014
Workday, Inc. Class A(NON)	3,764	841,480

		160,637,774
Technology (0.1%)
Amkor Technology, Inc.	10,858	434,537
SoftBank Group Corp. (Japan)	19,700	1,284,343

		1,718,880
Technology services (4.9%)
Accenture PLC Class A	2,758	836,805
Alibaba Group Holding, Ltd. (China)	113,356	1,019,080
Alphabet, Inc. Class A	181,330	33,029,260
Alphabet, Inc. Class C	127,752	23,432,272
DocuSign, Inc.(NON)	35,740	1,912,090
eBay, Inc.	15,503	832,821
Fair Isaac Corp.(NON)	1,990	2,962,433
GoDaddy, Inc. Class A(NON)	5,526	772,037
HealthStream, Inc.	4,885	136,292
Integral Ad Science Holding Corp.(NON)	22,276	216,523
Leidos Holdings, Inc.	4,937	720,210
Maximus, Inc.	1,279	109,610
Meta Platforms, Inc. Class A	75,638	38,138,192
Pinterest, Inc. Class A(NON)	17,896	788,677
Prosus NV (China)	39,482	1,398,659
Q2 Holdings, Inc.(NON)	3,095	186,721
Roku, Inc.(NON)	13,175	789,578
Salesforce, Inc.	33,691	8,661,956
Spotify Technology SA (Sweden)(NON)	8,669	2,720,246
Tencent Holdings, Ltd. (China)	147,011	6,977,286
Unisys Corp.(NON)	39,777	164,279
VeriSign, Inc.(NON)	4,177	742,671
Western Union Co. (The)	59,277	724,365
Xerox Holdings Corp.	11,641	135,268

		127,407,331
Textiles (0.3%)
Deckers Outdoor Corp.(NON)	829	802,431
Hermes International (France)	1,279	2,943,881
PRADA SpA (Italy)	173,500	1,297,267
Shenzhou International Group Holdings, Ltd. (China)	146,900	1,437,403

		6,480,982
Tire and rubber (—%)
Goodyear Tire & Rubber Co. (The)(NON)	8,983	101,957

		101,957
Toys (0.1%)
JAKKS Pacific, Inc.(NON)	4,587	82,153
JUMBO SA (Greece)	16,570	475,437
Nintendo Co., Ltd. (Japan)	61,400	3,280,660

		3,838,250
Transportation (1.6%)
Aena SME SA (Spain)	5,789	1,167,624
ArcBest Corp.	991	106,116
Arlo Technologies, Inc.(NON)	23,970	312,569
Aurizon Holdings, Ltd. (Australia)	238,694	579,474
Canadian National Railway Co. (Canada)	27,119	3,204,603
Canadian Pacific Kansas City, Ltd. (Canada)	41,248	3,247,455
Copa Holdings SA Class A (Panama)	8,499	808,935
Costamare, Inc. (Monaco)	8,184	134,463
CSX Corp.	23,861	798,150
Deutsche Post AG (Germany)	36,291	1,468,386
FedEx Corp.	26,038	7,807,234
Hub Group, Inc. Class A	8,403	361,749
International Container Terminal Services, Inc. (Philippines)	237,670	1,419,573
International Seaways, Inc.	5,328	315,045
Kawasaki Kisen Kaisha, Ltd. (Japan)	12,600	183,774
Matson, Inc.	5,470	716,406
Norfolk Southern Corp.	3,366	722,647
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	460,086	1,790,190
Ryanair Holdings PLC ADR (Ireland)	17,156	1,997,645
Scorpio Tankers, Inc.	8,132	661,050
SkyWest, Inc.(NON)	8,001	656,642
Southwest Airlines Co.	135,794	3,885,066
Teekay Corp. (Bermuda)(NON)	29,019	260,300
Teekay Tankers, Ltd. Class A (Canada)	7,990	549,792
Union Pacific Corp.	27,484	6,218,530
United Parcel Service, Inc. Class B	5,661	774,708
Westinghouse Air Brake Technologies Corp.	4,828	763,065

		40,911,191
Utilities and power (2.0%)
ALLETE, Inc.	9,997	623,313
American Electric Power Co., Inc.	8,709	764,128
American States Water Co.	1,327	96,300
Black Hills Corp.	1,913	104,029
Centrica PLC (United Kingdom)	888,626	1,510,932
Chesapeake Utilities Corp.	949	100,784
China Resources Gas Group, Ltd. (China)	212,200	743,593
CLP Holdings, Ltd. (Hong Kong)	16,500	133,431
Constellation Energy Corp.	16,366	3,277,619
Dominion Energy, Inc.	15,067	738,283
DTE Energy Co.	7,220	801,492
Duke Energy Corp.	7,745	776,281
E.ON SE (Germany)	165,937	2,174,656
Edison International	10,598	761,042
Enel SpA (Italy)	295,673	2,062,470
Eni SpA (Italy)	32,576	501,676
Entergy Corp.	7,181	768,367
Eversource Energy	13,461	763,373
Exelon Corp.	143,149	4,954,387
Kansai Electric Power Co., Inc. (The) (Japan)	77,300	1,301,972
National Fuel Gas co.	13,462	729,506
New Jersey Resources Corp.	3,586	153,266
NextEra Energy, Inc.	83,470	5,910,511
Northwest Natural Holding Co.	2,982	107,680
NRG Energy, Inc.	64,819	5,046,807
NTPC, Ltd. (India)	287,527	1,296,759
Osaka Gas Co., Ltd. (Japan)	19,600	432,721
Otter Tail Corp.	1,160	101,604
PG&E Corp.	121,869	2,127,833
PNM Resources, Inc.	11,182	413,287
Portland General Electric Co.	4,246	183,597
PPL Corp.	113,069	3,126,358
Public Service Enterprise Group, Inc.	10,230	753,951
RWE AG (Germany)	14,066	481,204
SJW Group	2,753	149,268
Tokyo Gas Co., Ltd. (Japan)	55,600	1,186,239
UGI Corp.	30,133	690,046
Unitil Corp.	2,025	104,875
Vistra Corp.	42,485	3,652,860
Xcel Energy, Inc.	14,615	780,587

		50,387,087

Total common stocks (cost $1,268,179,361)		$2,028,734,330

CORPORATE BONDS AND NOTES (7.8%)(a)
		Principal amount	Value
Basic materials (0.7%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$465,000	$496,301
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		265,000	273,548
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		85,000	79,456
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		355,000	350,275
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		240,000	244,583
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		440,000	393,660
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		260,000	236,854
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		263,000	263,585
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		315,000	291,804
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		125,000	125,180
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		145,000	128,169
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		150,000	148,502
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		143,000	146,944
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		155,000	159,417
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		804,000	815,992
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		170,000	156,126
Cemex SAB de CV sr. unsec. sub. FRB Ser. REGS, 9.125%, perpetual maturity (Mexico)		200,000	213,500
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		814,000	710,030
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		280,000	273,333
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		95,000	85,650
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		115,000	105,124
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	100,000	99,671
Constellium SE 144A company guaranty sr. unsec. unsub. notes 5.875%, 2/15/26 (France)		$250,000	248,693
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		150,000	128,225
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		170,000	167,364
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		250,000	247,172
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		170,000	167,390
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 5.371%, 4/4/29		10,000	9,954
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		210,000	202,432
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		328,000	277,344
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	180,000	178,190
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$150,000	133,915
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		150,000	134,434
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		305,000	264,569
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		300,000	298,532
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		130,000	106,446
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		286,000	270,978
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		195,000	176,719
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		285,000	271,463
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC. Co-Issuer, 144A sr. notes 6.00%, 9/15/28 (Canada)		245,000	236,883
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		251,000	242,010
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		47,000	30,852
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		83,000	69,200
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	109,270
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$235,000	213,243
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		335,000	317,061
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		230,000	230,148
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		320,000	326,397
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	167,218
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		115,000	123,704
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		410,000	361,313
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		175,000	175,875
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		200,000	173,157
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		175,000	162,348
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		67,000	61,603
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		330,000	294,076
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		129,000	123,435
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	125,000	124,896
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$215,000	227,464
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		260,000	237,331
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		170,000	158,631
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		295,000	269,999
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		195,000	209,875
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		520,000	483,206
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		380,000	356,842
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		200,000	193,000
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		255,000	242,847
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		275,000	290,813
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		280,000	255,616
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		335,000	302,401
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37		140,000	139,398
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		403,000	253,731
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		202,000	137,171
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		638,000	613,892
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		305,000	347,927
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		106,000	119,969
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		30,000	33,536
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		290,000	293,263
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		240,000	221,207

			18,012,332
Capital goods (0.6%)
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	210,000	180,594
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$200,000	169,251
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		240,000	208,312
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		265,000	164,385
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		380,000	406,600
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		14,000	13,970
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26		12,000	11,783
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		166,000	151,177
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		450,000	422,779
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		120,000	110,636
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		237,000	218,489
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		785,000	737,802
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		125,000	110,903
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		140,000	89,270
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		70,000	69,716
Boeing Co. (The) 144A sr. unsec. notes 6.388%, 5/1/31		250,000	254,514
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29		245,000	248,445
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27		120,000	120,811
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		3,000	3,008
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		45,000	46,631
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		85,000	86,181
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31		40,000	41,000
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		235,000	253,984
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		325,000	335,844
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		125,000	135,433
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		144,000	143,956
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		200,000	202,411
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	185,000	196,985
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$150,000	150,391
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		165,000	170,480
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27		260,000	258,787
DP World Salaam jr. unsec. Sub. notes 6.00%, 1/1/26 (United Arab Emirates)		430,000	426,775
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32		155,000	157,080
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		230,000	217,066
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		90,000	91,817
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		455,000	406,002
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		155,000	121,486
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		396,000	359,608
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		250,000	214,717
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		202,000	197,109
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		145,000	135,231
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		440,000	409,376
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		146,000	142,511
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		145,000	127,264
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		350,000	349,392
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		30,000	30,169
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29		820,000	816,810
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		95,000	96,781
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		190,000	197,838
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		135,000	124,232
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40		65,000	58,978
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		60,000	59,377
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		445,000	428,357
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		200,000	183,620
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		260,000	254,616
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		340,000	375,059
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		95,000	102,281
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		180,000	170,801
TK Elevator Holdco GmbH sr. unsec. notes Ser. REGS, 6.625%, 7/15/28 (Germany)	EUR	162,000	166,700
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		$230,000	225,846
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		240,000	224,806
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		55,000	56,671
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		225,000	229,691
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		310,000	313,100
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		235,000	237,364
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34		115,000	112,409
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		56,000	48,659
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		265,000	247,656
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		403,000	401,741
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32		70,000	70,737
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29		70,000	70,253
Wrangler Holdco Corp. 144A company guaranty sr. unsec. sub. notes 6.625%, 4/1/32		120,000	119,470
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 4/23/30 (Germany)		195,000	198,169

			14,692,153
Communication services (0.7%)
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		275,000	181,249
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	136,977
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		200,000	131,520
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		397,000	335,755
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		154,000	135,760
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		520,000	487,861
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		476,000	451,615
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		147,000	135,983
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		1,018,000	686,326
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		210,000	202,682
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		476,000	378,490
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		547,000	473,085
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		130,000	126,965
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		110,000	100,074
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,545,000	1,338,166
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		180,000	146,959
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		285,000	233,407
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		510,000	435,888
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		220,000	161,389
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		42,000	41,592
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		205,000	124,659
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		107,000	62,796
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		224,000	158,044
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		130,000	101,451
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		157,000	146,988
Connect Finco SARL/Connect US Finco, LLC 144A company guaranty sr. notes 6.75%, 10/1/26 (Luxembourg)		275,000	265,417
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		250,000	236,857
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		319,000	303,147
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)		228,000	208,690
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		112,000	108,235
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29		450,000	383,784
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		195,000	227,315
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		310,000	291,582
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		15,000	14,243
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		115,000	90,711
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		142,000	127,944
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		820,000	774,527
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		200,000	206,089
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27		370,000	361,234
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		298,000	295,143
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		205,000	77,238
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)		166,000	194,823
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)		415,000	409,885
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		271,000	287,288
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		600,000	490,376
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		108,000	100,962
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		862,000	828,520
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		125,000	122,006
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		160,000	138,754
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		6,000	5,985
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28		365,000	363,243
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		235,000	217,016
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		205,000	220,271
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		520,000	439,078
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		487,000	343,617
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		335,000	310,425
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		1,264,000	1,229,047
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		216,000	194,255
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31		225,000	148,781
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)		200,000	169,587
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		580,000	494,450

			17,596,206
Consumer cyclicals (1.2%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		245,000	225,945
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		240,000	228,600
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		148,000	132,351
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31		370,000	370,963
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		390,000	341,400
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		407,000	386,461
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31		53,000	44,651
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		320,000	298,750
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		265,000	237,039
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		198,200	162,067
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		480,000	490,896
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		325,000	327,771
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		170,000	165,707
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		665,000	573,666
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		280,000	275,771
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31		275,000	286,729
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		480,000	435,027
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32		50,000	50,245
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		405,000	413,781
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		500,000	458,385
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		340,000	333,335
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		80,000	82,927
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		160,000	173,810
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		505,000	498,901
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		190,000	205,691
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		275,000	267,094
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		225,000	215,082
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		410,000	412,050
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		375,000	328,127
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		195,000	177,738
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		590,000	540,054
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		750,000	710,219
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	100,000	110,812
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30		$370,000	372,313
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		555,000	555,000
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		450,000	431,119
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		75,000	76,125
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		42,000	38,899
Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5.625%, 4/30/33		365,000	329,931
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		305,000	172,897
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		158,000	158,731
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		350,000	366,625
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54		215,000	209,917
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34		215,000	212,759
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29		215,000	213,748
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		184,000	185,817
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		337,000	333,268
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		29,000	30,275
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		74,000	73,512
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)		260,000	271,503
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		149,000	148,766
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		698,000	682,645
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		32,000	26,717
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		290,000	262,088
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		285,000	251,905
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		565,000	488,765
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		365,000	380,186
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		55,000	56,827
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		415,000	423,842
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		285,000	281,015
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	120,687
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		140,000	134,400
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		330,000	318,218
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		420,000	408,413
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		245,000	226,109
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		520,000	422,177
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		120,000	125,700
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		170,000	176,588
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		405,000	388,709
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	515,000	558,108
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$155,000	159,699
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		427,000	431,169
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		76,000	72,094
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		255,000	234,727
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		185,000	164,484
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.60%, 4/15/26		390,000	377,228
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		295,000	307,009
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		180,000	174,243
Owens Corning 144A sr. unsec. notes 3.50%, 2/15/30		340,000	309,787
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		215,000	191,454
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28		260,000	234,448
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		64,000	59,066
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		295,000	284,806
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	260,000	322,099
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		$350,000	344,898
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		170,000	176,021
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		360,000	384,323
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		60,000	60,504
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		185,000	182,943
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		65,000	62,907
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		20,000	17,707
S&P Global, Inc. company guaranty sr. unsec. notes 2.45%, 3/1/27		120,000	112,192
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		87,000	70,301
Sands China, Ltd. sr. unsec. sub. notes 4.05%, 1/8/26 (Hong Kong)		200,000	193,543
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		285,000	277,823
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	193,652
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		320,000	261,227
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		225,000	203,254
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		325,000	330,886
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		130,000	132,113
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	200,000	201,467
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$90,000	75,828
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		380,000	343,336
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		70,000	69,656
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		245,000	218,369
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		330,000	310,509
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		215,000	177,916
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	182,229
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		300,000	298,092
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		110,000	109,517
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		210,000	201,095
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		135,000	133,809
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		88,000	84,989
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		190,000	185,293
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		305,000	330,335
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		120,000	120,639
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		194,000	245,224
Walt Disney Co. (The) company guaranty sr. unsec. notes 2.20%, 1/13/28		78,000	71,330
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		937,000	817,839
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		450,000	427,239
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		510,000	492,094
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26(PIK)		115,000	115,003
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		310,000	294,830
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		470,000	485,275

			32,194,869
Consumer staples (0.4%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		110,000	110,399
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		300,000	264,090
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		285,000	269,325
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		235,000	226,991
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		343,000	331,723
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		200,000	161,492
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		555,000	534,325
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. notes 5.75%, 7/15/27		80,000	76,842
Avis Budget Finance PLC 144A notes 7.00%, 2/28/29		145,000	152,386
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	250,000	262,353
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29		$85,000	85,050
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		295,000	266,494
Chobani, LLC/ Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		290,000	298,673
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		170,000	172,516
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		275,000	261,367
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		265,000	273,473
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		185,000	191,475
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		140,000	121,696
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		190,000	215,088
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		226,000	225,914
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24		185,000	183,630
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		129,000	123,260
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		400,000	351,263
Gates Corp./The 144A sr. unsec. notes 6.875%, 7/1/29		40,000	40,698
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		160,000	162,244
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		280,000	275,618
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		120,000	120,026
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		128,000	114,193
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		355,000	321,340
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		263,000	260,106
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28		785,000	789,285
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		47,000	44,333
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		126,000	120,164
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		135,000	129,292
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		315,000	278,705
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		461,000	431,368
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37		350,000	374,768
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		305,000	305,861
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		70,000	72,645
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		175,000	165,984

			9,166,455
Energy (0.6%)
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		109,000	112,089
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		25,000	26,686
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		1,010,000	962,169
Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29		440,000	440,846
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		250,000	249,934
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		40,000	42,889
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		155,000	162,414
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		305,000	326,640
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30		150,000	153,571
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		265,000	246,588
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		135,000	130,831
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	194,607
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	135,601
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		435,000	443,295
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		640,000	646,013
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 8.25%, 1/15/32		180,000	185,010
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		145,000	140,117
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		210,000	203,334
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29		140,000	141,927
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		295,000	292,776
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)		260,000	251,225
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		305,000	300,550
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32		190,000	190,014
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		225,000	228,868
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		800,000	801,559
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		138,000	147,840
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31		235,000	259,259
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		715,000	723,130
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		125,000	136,179
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		335,000	331,288
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		80,000	79,671
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		80,000	80,291
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		190,000	153,114
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		116,000	97,124
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		350,000	335,945
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		174,000	173,999
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		180,000	178,065
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		395,000	369,741
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)		280,000	292,650
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		300,000	310,191
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		90,000	89,642
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		165,000	165,055
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		275,000	272,635
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		80,000	77,286
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		655,000	636,665
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		190,000	181,897
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		240,000	229,021
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		75,000	76,167
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		175,500	175,280
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		160,000	165,134
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		103,500	108,662
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		115,000	115,216
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29		110,000	110,688
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		240,000	218,578
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		260,000	282,991
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		280,000	306,627
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		355,000	368,217
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		135,000	139,079
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31		185,000	191,602
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27		70,000	68,682
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32		245,000	248,981
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29		70,000	70,438

			14,976,583
Financials (1.9%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	197,214
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29		335,000	338,451
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30		335,000	335,232
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27		220,000	219,067
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		600,000	515,530
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)		600,000	569,484
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		195,000	171,228
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		434,000	420,842
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		140,000	141,752
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		519,000	469,594
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28		275,000	280,155
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		475,000	471,343
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31		440,000	444,499
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 10.50%, 11/1/29		315,000	294,760
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		562,000	620,217
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		250,000	243,820
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28		200,000	173,186
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28		265,000	263,819
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)		200,000	189,906
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29		470,000	394,011
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		255,000	233,412
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26		240,000	221,808
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		265,000	269,444
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		217,000	209,520
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30		215,000	233,831
Aretec Group, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		285,000	274,725
Athene Global Funding 144A notes 1.985%, 8/19/28		440,000	383,008
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	201,194
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)		200,000	183,404
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	192,457
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		800,000	666,613
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		800,000	792,274
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		297,000	296,134
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		1,055,000	977,906
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		190,000	164,226
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		1,350,000	1,183,096
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,030,000	1,070,182
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		270,000	260,655
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		300,000	300,371
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		375,000	241,116
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		90,000	78,702
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		120,000	94,567
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		200,000	163,470
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	194,589
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)		535,000	535,347
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		327,000	322,623
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)		200,000	199,158
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		926,000	723,409
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		278,000	263,101
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		1,422,000	1,355,493
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26		15,000	14,992
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		323,000	311,787
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		240,000	205,881
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		430,000	419,135
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	203,750
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		215,000	169,310
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		580,000	549,264
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		182,000	170,935
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		230,000	215,565
Corebridge Global Funding 144A notes 5.20%, 6/24/29		160,000	159,391
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28		340,000	359,349
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	395,128
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 7.146%, 7/13/27 (Germany)		175,000	179,259
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		835,000	785,491
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	108,358
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29		200,000	208,500
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30		225,000	228,898
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		468,000	459,501
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		649,000	663,019
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27		200,000	190,039
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30		75,000	80,531
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		265,000	284,544
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27		240,000	231,802
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		55,000	54,461
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)		105,000	108,457
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		175,000	147,060
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)		96,000	95,216
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		66,000	61,373
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,531,000	1,473,758
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		320,000	328,042
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		361,000	274,125
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)		240,000	242,664
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		140,000	108,222
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27		104,000	100,556
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25		280,000	279,815
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29		605,000	623,649
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)		130,000	135,573
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)		230,000	246,986
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		563,000	555,153
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.584%, 5/15/47		116,000	106,552
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		44,000	41,618
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		570,000	579,972
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		1,350,000	1,291,433
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33		743,000	753,285
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31		700,000	613,493
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		78,000	75,993
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		160,000	144,380
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 7.00%, 7/15/31		200,000	201,750
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		95,000	87,757
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		65,000	64,435
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		310,000	293,606
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		215,000	211,045
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28		239,000	250,983
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)		50,000	51,416
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)		35,000	35,592
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		175,000	156,581
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		212,000	207,113
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		255,000	248,572
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		475,000	473,122
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		1,365,000	1,299,354
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27		470,000	453,909
Morgan Stanley unsec.sub. notes 5.297%, 4/20/37		122,000	116,817
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28		155,000	156,407
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		40,000	40,054
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32		290,000	291,694
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		545,000	512,254
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)		265,000	265,640
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		155,000	122,383
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31		280,000	283,325
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		120,000	120,426
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		325,000	304,803
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29		245,000	252,640
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		260,000	253,524
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		725,000	671,252
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30		560,000	558,825
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		113,000	97,206
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		47,000	43,399
Protective Life Global Funding 144A 5.467%, 12/8/28		305,000	308,543
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		80,000	82,726
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		190,000	190,000
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)		475,000	478,119
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		285,000	280,975
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		435,000	414,127
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		250,000	244,637
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.435%, 1/24/30		235,000	234,388
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26		310,000	304,916
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		206,000	204,198
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)		385,000	384,236
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		285,000	269,014
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		585,000	565,331
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		308,000	287,148
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		630,000	495,990
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		411,000	401,443
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		154,000	146,267
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		1,935,000	1,678,043
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		235,000	237,132
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		219,000	216,289
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		94,000	90,192
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		170,000	119,119

			49,834,927
Health care (0.7%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		25,000	24,039
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29		355,000	353,628
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25		270,000	266,669
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		230,000	196,506
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63		135,000	132,196
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53		51,000	49,440
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30		105,000	105,450
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28		495,000	493,754
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		180,000	184,275
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		210,000	174,825
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		420,000	314,311
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27		96,000	92,362
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		500,000	442,113
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29		395,000	394,221
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24		501,000	500,005
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		220,000	188,115
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		275,000	260,102
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		115,000	102,350
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		105,000	95,813
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		245,000	254,993
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		180,000	167,617
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	121,657
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		530,000	436,981
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32		100,000	101,316
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		4,730	4,750
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		113,985	103,518
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		155,000	111,587
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		255,000	258,486
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		145,000	135,874
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		145,000	149,713
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27		110,000	111,446
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)		340,000	297,612
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		76,000	74,264
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		118,000	111,735
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		410,000	361,154
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		250,000	254,305
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		215,000	217,154
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		390,000	362,060
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		540,000	493,763
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		305,000	280,877
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		180,000	171,779
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		395,000	310,032
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		122,000	120,016
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		405,000	372,883
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		650,000	542,927
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		105,000	101,274
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		148,000	144,199
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		622,000	611,111
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		550,000	457,083
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29		360,000	356,959
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	310,934
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		142,000	137,389
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		65,000	56,569
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		100,000	89,058
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		550,000	538,249
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		215,000	200,222
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		345,000	342,670
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	495,000	510,421
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		$225,000	250,031
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	215,000
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		555,000	533,893
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		245,000	200,806
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		740,000	711,344
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		291,000	265,669
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37		305,000	321,331
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		244,000	205,510

			16,858,395
Technology (0.4%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		175,000	165,631
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52		240,000	194,964
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27		655,000	620,581
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		917,000	817,208
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		314,000	262,810
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34		36,000	35,670
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29		224,000	224,009
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		494,000	477,970
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,147,000	1,085,227
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		80,000	63,309
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		405,000	392,850
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		885,000	849,879
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		119,000	96,954
CommScope, Inc. 144A company guaranty sr. notes 6.00%, 3/1/26		105,000	92,143
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		255,000	229,920
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31		245,000	251,015
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		315,000	282,504
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		145,000	146,450
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		550,000	514,163
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30		525,000	485,023
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53		164,000	167,389
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33		265,000	266,327
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		221,000	190,517
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27		599,000	575,078
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		930,000	884,839
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34		81,000	80,301
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		152,000	136,466
Oracle Corp. sr. unsec. unsub. bonds 6.50%, 4/15/38		55,000	58,929
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		305,000	233,332
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31		295,000	254,725
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		870,000	658,659
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30		300,000	313,125
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		260,000	226,525
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		320,000	197,702
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		320,000	206,493
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		65,000	74,142
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		110,000	94,219
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		315,000	255,740
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		430,000	393,450
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		440,000	386,973
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		355,000	319,318
UKG, Inc. 144A sr. notes 6.875%, 2/1/31		355,000	359,448
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		585,000	531,189

			14,153,166
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		235,000	228,624
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		156,667	155,274
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)		645,000	595,051
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		240,000	197,259
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		113,000	107,911
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		145,000	141,058
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.70%, 7/25/33 (Ireland)		200,000	198,637
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)		470,000	465,895
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		90,000	83,818
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		580,000	577,635

			2,751,162
Utilities and power (0.5%)
AES Corp. (The) sr. unsec. notes 5.45%, 6/1/28		145,000	144,677
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		188,000	176,178
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		230,000	189,361
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		180,000	178,192
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		510,000	489,840
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		95,000	79,027
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		48,000	47,469
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		195,000	181,993
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		130,000	107,216
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28		235,000	237,998
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33		45,000	44,229
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		350,000	269,184
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		445,000	419,617
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		80,000	86,314
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		191,000	180,267
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		200,000	218,000
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)		540,000	542,025
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		355,000	294,077
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		210,000	205,020
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		625,000	574,941
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		84,000	84,239
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		79,000	77,063
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		1,275,000	1,237,298
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53		110,000	108,599
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		330,000	327,931
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		50,000	50,148
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27		260,000	259,179
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		140,000	129,947
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		305,000	344,214
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		175,000	173,056
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26		115,000	106,047
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25		290,000	290,555
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		265,000	289,833
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		45,000	43,356
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		405,000	314,024
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		110,000	105,285
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		50,000	45,114
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		570,000	583,376
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29		435,000	435,978
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		380,000	362,910
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		75,000	74,884
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53		140,000	134,345
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		295,000	298,882
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		135,000	136,148
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		185,000	183,393
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34		105,000	105,251
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		212,000	200,313
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		204,000	203,764
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32		185,000	187,775
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		150,000	145,101
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		330,000	343,659

			12,047,292

Total corporate bonds and notes (cost $211,957,708)			$202,283,540

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.5%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 11/20/53	$1,545,285	$1,571,693
5.50%, with due dates from 3/20/53 to 7/20/53	3,696,175	3,694,425
4.50%, TBA, 7/1/54	7,000,000	6,653,996
4.50%, with due dates from 5/20/49 to 5/20/49	46,727	44,969
4.00%, TBA, 7/1/54	2,000,000	1,848,271
4.00%, 2/20/48	2,799,120	2,617,294
3.00%, TBA, 7/1/54	9,000,000	7,847,879
3.00%, with due dates from 8/20/49 to 4/20/53	14,728,119	12,915,762

		37,194,289
U.S. Government Agency Mortgage Obligations (4.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	296,458	303,547
6.00%, with due dates from 5/1/53 to 5/1/53	1,446,572	1,461,719
5.50%, with due dates from 5/1/53 to 9/1/53	1,922,492	1,908,363
4.00%, 9/1/45	121,680	114,380
3.00%, 1/1/48	3,803,138	3,309,674
2.50%, with due dates from 8/1/50 to 8/1/51	1,780,558	1,473,562
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	1,699,490	1,742,029
6.00%, with due dates from 5/1/53 to 6/1/53	1,895,768	1,914,275
5.28%, 12/1/28	218,000	220,810
4.50%, with due dates from 2/1/39 to 4/1/39	12,636	12,314
4.00%, 1/1/57	417,852	382,207
3.50%, with due dates from 6/1/56 to 10/1/56	2,197,905	1,929,427
3.50%, with due dates from 11/1/51 to 4/1/52	1,781,802	1,584,808
3.00%, with due dates from 4/1/46 to 4/1/52	5,321,776	4,640,759
2.73%, 9/1/29	267,000	243,149
2.50%, with due dates from 7/1/50 to 8/1/51	12,106,632	10,003,295
Uniform Mortgage-Backed Securities
6.50%, TBA, 8/1/54	5,000,000	5,087,106
6.50%, TBA, 7/1/54	5,000,000	5,088,669
5.00%, TBA, 7/1/54	12,000,000	11,597,340
3.50%, TBA, 8/1/54	10,000,000	8,851,560
3.50%, TBA, 7/1/54	10,000,000	8,850,776
2.50%, TBA, 8/1/54	24,000,000	19,619,062
2.50%, TBA, 7/1/54	24,000,000	19,594,680
2.50%, TBA, 7/1/39	12,000,000	10,836,569

		120,770,080

Total U.S. government and agency mortgage obligations (cost $163,805,889)		$157,964,369

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
1.875%, 2/28/27(i)	$91,000	$85,466
0.25%, 6/30/25(i)	150,000	142,965

Total U.S. treasury obligations (cost $228,431)		$228,431

MORTGAGE-BACKED SECURITIES (1.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.4%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.485%, 10/25/53	$382,259	$384,160
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	1,844,778	341,057
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,635,892	610,573
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,574,725	895,227
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	3,389,220	701,399
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	2,740,868	640,078
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	2,815,648	600,113
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.517%, 3/15/35	15,590	15,863
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	3,334,689	641,117
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	2,036,441	370,143
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.602%, 4/15/44	3,037,486	253,321
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,427,267	460,792
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	4,604,011	786,304
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	4,381,676	486,366
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	4,185,773	586,902
FRB Ser. 02-W8, Class 1, IO, 0.294%, 6/25/42(WAC)	163,541	834
REMICs Ser. 01-79, Class BI, IO, 0.239%, 3/25/45(WAC)	55,998	116
REMICs Ser. 03-34, PO, zero %, 4/25/43	5,409	4,613
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, 6.483%, 4/20/51(WAC)	478,219	482,751
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	2,434,841	465,673
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	4,172,147	679,935
Ser. 15-H26, Class EI, IO, 1.744%, 10/20/65(WAC)	1,074,337	40,717
FRB Ser. 16-H16, Class LI, IO, 1.224%, 7/20/66(WAC)	5,199,067	224,265

		9,672,319
Commercial mortgage-backed securities (0.5%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 1.064%, 5/15/53(WAC)	4,100,479	172,018
Arbor Realty Commercial Real Estate Notes, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.18%), 6.513%, 8/15/34 (Cayman Islands)	157,338	155,859
AREIT Trust 144A FRB Ser. 21-CRE5, Class A, 6.523%, 11/17/38 (Cayman Islands)	203,297	202,073
BANK FRB Ser. 19-BN20, Class XA, IO, 0.933%, 9/15/62(WAC)	3,726,315	124,848
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	187,000	156,274
FRB Ser. 19-C4, Class XA, IO, 1.679%, 8/15/52(WAC)	4,503,372	263,112
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.796%, 12/16/36 (Cayman Islands)	563,467	561,089
FRB Ser. 21-FL8, Class A, 6.366%, 1/18/36 (Cayman Islands)	161,418	159,804
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 6.493%, 5/15/38 (Cayman Islands)	514,161	494,303
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	232,000	207,375
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	193,000	174,035
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	85,533	80,426
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	323,000	278,705
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	536,929	510,885
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.113%, 11/10/46(WAC)	153,894	144,811
FRB Ser. 14-CR17, Class C, 4.837%, 5/10/47(WAC)	452,000	409,594
FRB Ser. 15-LC21, Class B, 4.458%, 7/10/48(WAC)	370,000	357,931
FRB Ser. 15-LC19, Class C, 4.352%, 2/10/48(WAC)	530,000	495,219
Ser. 15-CR23, Class AM, 3.801%, 5/10/48	294,000	286,860
FRB Ser. 14-UBS6, Class XA, IO, 0.96%, 12/10/47(WAC)	4,569,151	3,354
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 5.113%, 11/10/46(WAC)	347,000	222,111
FRB Ser. 15-LC23, Class D, 3.696%, 10/10/48(WAC)	336,000	300,657
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.03%, 1/15/49(WAC)	1,070,550	90
CSAIL Commercial Mortgage Trust
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	323,000	303,524
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	321,000	307,544
Ser. 19-C17, Class AS, 3.278%, 9/15/52	428,000	371,297
FRB Ser. 20-C19, Class XA, IO, 1.214%, 3/15/53(WAC)	6,309,763	293,124
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.533%, 8/10/44(WAC)	576,763	538,458
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 6.693%, 11/16/36 (Cayman Islands)	208,949	207,640
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class XA, IO, 0.871%, 6/10/47(WAC)	1,530,600	1,238
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C23, Class C, 4.602%, 9/15/47(WAC)	476,000	443,983
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-CB17, Class X, IO, 1.144%, 12/12/43(WAC)	141,521	1,753
FRB Ser. 13-LC11, Class XA, IO, 1.081%, 4/15/46(WAC)	495,933	38
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C6, Class E, 5.129%, 5/15/45(WAC)	205,000	186,842
KREF, Ltd. 144A FRB Ser. 22-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 6.789%, 2/17/39	247,000	245,905
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	1,115,254	4,556
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.546%, 7/16/36 (Cayman Islands)	794,356	790,041
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.57%, 8/15/47(WAC)	708,000	702,863
FRB Ser. 15-C24, Class B, 4.466%, 5/15/48(WAC)	225,000	215,710
Ser. 14-C19, Class C, 4.00%, 12/15/47	255,000	241,745
Morgan Stanley Capital I Trust
Ser. 18-L1, Class A3, 4.139%, 10/15/51	246,000	235,128
Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	200,000	182,302
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 6.694%, 8/9/37 (Cayman Islands)	326,000	323,560
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 22-FL4, Class A, (CME Term SOFR 1 Month + 2.30%), 7.635%, 6/17/37 (Bermuda)	221,986	222,263
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.139%, 12/15/50(WAC)	3,227,309	88,535
FRB Ser. 18-C8, Class XA, IO, 0.965%, 2/15/51(WAC)	3,652,837	91,320
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.546%, 6/16/36	11,602	11,579
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.488%, 11/15/48(WAC)	17,875	57
Wells Fargo Commercial Mortgage Trust
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53(WAC)	139,000	121,900
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	274,000	244,266
FRB Ser. 19-C52, Class XA, IO, 1.735%, 8/15/52(WAC)	3,389,126	204,014
FRB Ser. 16-LC25, Class XA, IO, 0.963%, 12/15/59(WAC)	4,382,543	69,687
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.083%, 7/15/46(WAC)	518,000	181,288
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.14%, 3/15/45(WAC)	849,000	766,726
FRB Ser. 14-C24, Class XA, IO, 1.022%, 11/15/47(WAC)	6,459,049	767
FRB Ser. 14-C22, Class XA, IO, 0.874%, 9/15/57(WAC)	11,874,557	25,934
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 6.05%, 3/15/44 (In default)(NON)(WAC)	206,195	81,618
FRB Ser. 13-C15, Class D, 4.328%, 8/15/46(WAC)	309,000	123,474

		13,592,112
Residential mortgage-backed securities (non-agency) (0.7%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	262,696	267,577
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.65%, 5/25/47	334,687	191,796
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	42,805	40,675
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	55,697	51,642
BRAVO Residential Funding Trust 144A
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	272,457	273,649
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 6.335%, 8/25/69	216,756	214,152
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	285,000	263,393
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.011%, 5/25/35(WAC)	89,535	86,511
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	127,479	128,505
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 6.117%, 11/20/35	255,785	229,528
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.093%, 6/25/46	368,328	308,537
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.84%, 8/25/46	624,402	535,410
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.633%, 2/20/47	212,779	162,852
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.50%, 12/25/35	465,162	297,705
Cross Mortgage Trust 144A Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69(STP)	216,000	216,043
CSMC Trust 144A
Ser. 21-RPL4, Class A1, 4.052%, 12/27/60(WAC)	155,138	149,707
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	149,724	144,463
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.45%, 12/25/28	185,650	196,987
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.15%, 4/25/28	205,895	214,199
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (US 30 Day Average SOFR + 3.66%), 9.00%, 8/25/29	112,682	117,330
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.135%, 10/25/50	286,000	327,649
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 9.035%, 9/25/42	18,000	19,169
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.285%, 6/25/42	444,571	456,861
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.985%, 7/25/42	544,544	560,369
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.635%, 8/25/42	170,313	174,455
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.535%, 5/25/42	220,404	224,227
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.485%, 9/25/42	54,323	55,019
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 7.435%, 10/25/33	101,000	103,271
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.335%, 6/25/43	76,251	76,895
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.335%, 4/25/42	74,445	75,556
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.185%, 11/25/43	66,137	67,035
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.185%, 1/25/42	168,000	169,815
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.135%, 11/25/41	107,000	108,068
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.985%, 1/25/34	36,781	37,034
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.635%, 2/25/42	158,486	159,130
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.335%, 1/25/42	168,670	168,642
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.185%, 9/25/41	95,073	94,874
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	155,051	152,709
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.40%, 8/25/28	175,211	184,624
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.20%, 8/25/28	244,454	259,592
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 11.45%, 9/25/28	150,762	157,185
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.35%, 10/25/28	37,785	39,915
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.15%, 4/25/28	421,529	443,607
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.90%, 1/25/29	355,824	371,491
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.80%, 5/25/29	300,580	316,642
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.70%, 4/25/29	217,610	227,553
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.70%, 1/25/29	431,843	450,046
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.10%, 9/25/29	47,000	49,585
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 9.00%, 7/25/29	295,480	306,416
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.35%, 7/25/24	26,837	26,873
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.25%, 2/25/30	83,000	85,920
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.10%, 2/25/30	25,215	25,451
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.80%, 1/25/31	135,978	139,038
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.65%, 8/25/30	10,225	10,487
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 8.435%, 3/25/42	10,000	10,416
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.335%, 4/25/42	581,000	601,445
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.285%, 6/25/42	222,165	229,799
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.085%, 5/25/42	107,825	110,987
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.885%, 7/25/42	98,326	101,129
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.835%, 9/25/42	122,242	124,482
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.60%, 11/25/39	37,504	37,750
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.435%, 3/25/42	316,662	322,030
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.335%, 3/25/42	216,026	219,739
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.285%, 9/25/43	28,406	28,618
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.235%, 4/25/42	53,762	54,031
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.235%, 12/25/41	159,000	160,888
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 7.035%, 7/25/43	10,951	11,029
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.985%, 12/25/41	39,000	39,268
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.535%, 1/25/42	214,792	215,520
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.485%, 3/25/44	36,786	36,821
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.424%, 5/25/44	49,500	49,546
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.335%, 12/25/41	93,045	93,147
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 6.235%, 11/25/41	22,674	22,660
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 6.185%, 12/25/41	3,870	3,870
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	195,251	193,135
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	241,214	221,792
JPMorgan Mortgage Trust 144A FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 7.034%, 3/25/54	168,653	169,490
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 6.26%, 2/25/34	275,746	271,114
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	203,569	209,122
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	454,805	455,794
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 6.285%, 8/25/34	71,765	66,851
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.657%, 8/26/47(WAC)	72,246	69,132
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (CME Term SOFR 1 Month + 1.24%), 6.585%, 10/25/33	88,174	84,336
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.51%, 10/25/34	156,713	153,361
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.786%, 7/25/54	429,000	427,587
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69(STP)	1,015,000	1,015,606
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	189,000	181,605
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	323,000	309,622
Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	407,000	345,770
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 6.31%, 5/25/47	513,587	396,941
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	177,000	161,668
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 6.42%, 7/25/45	93,703	90,022
FRB Ser. 05-AR11, Class A1B3, (CME Term SOFR 1 Month + 0.91%), 6.26%, 8/25/45	133,624	127,495
FRB Ser. 07-HY2, Class 1A1, 4.209%, 12/25/36(WAC)	203,668	182,365

		17,821,847

Total mortgage-backed securities (cost $40,527,503)		$41,086,278

COLLATERALIZED LOAN OBLIGATIONS (0.6%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.658%, 4/23/34 (Cayman Islands)	$250,000	$249,995
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.286%, 10/20/34 (Cayman Islands)	250,000	250,497
AGL CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A, (CME Term SOFR 3 Month + 1.39%), 6.716%, 1/20/35 (Cayman Islands)	250,000	250,169
AIMCO CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.845%, 7/20/35 (Jersey)	250,000	250,230
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.735%, 10/25/32 (Cayman Islands)	300,000	299,116
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.769%, 4/15/35 (Cayman Islands)	500,000	500,291
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 21-3A, Class A, (CME Term SOFR 3 Month + 1.42%), 6.745%, 7/24/34 (Cayman Islands)	250,000	250,197
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 21-3A, Class AR, (CME Term SOFR 3 Month + 1.42%), 6.746%, 10/21/34	250,000	250,484
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 6.875%, 4/16/37 (Jersey)	250,000	252,216
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.236%, 7/20/34	250,000	248,810
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	325,000	327,027
CBAM CLO Management, Ltd. 144A FRB Ser. 21-12A, Class AR, (CME Term SOFR 3 Month + 1.44%), 6.766%, 7/20/34 (Cayman Islands)	250,000	250,294
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.769%, 7/17/34 (Cayman Islands)	246,000	246,244
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class BRR, (CME Term SOFR 3 Month + 1.96%), 7.279%, 10/21/31	400,000	400,681
CQS US CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 1/20/35 (Cayman Islands)	450,000	450,090
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/20/34 (Cayman Islands)	250,000	250,027
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 7/20/37 (Cayman Islands)	300,000	300,153
Dryden 95 CLO, Ltd. 144A FRB Ser. 21-95A, Class A, (CME Term SOFR 3 Month + 1.38%), 6.707%, 8/20/34 (Cayman Islands)	250,000	250,088
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.78%, 7/15/34 (Cayman Islands)	250,000	250,124
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 7.586%, 7/20/30	250,000	249,840
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.846%, 4/18/37	300,000	300,900
Elmwood CLO IV, Ltd. 144A FRB Ser. 24-1A, Class AR, (CME Term SOFR 3 Month + 1.46%), 6.783%, 4/18/37 (Cayman Islands)	250,000	251,366
GoldenTree Loan Management US CLO 1, Ltd. 144A FRB Ser. 21-11A, Class A, (CME Term SOFR 3 Month + 1.39%), 6.716%, 10/20/34 (CME Term SOFR 3 Month + 1.39%) (Cayman Islands)	250,000	250,373
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.806%, 4/20/34 (Cayman Islands)	250,000	250,563
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.816%, 7/20/34 (Cayman Islands)	200,000	200,393
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.53%), 6.849%, 4/17/34 (Cayman Islands)	250,000	250,202
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/28/34	500,000	500,237
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 6.825%, 7/25/34 (Cayman Islands)	250,000	250,059
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.435%, 7/25/34 (Cayman Islands)	286,000	286,254
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 7.578%, 7/16/36 (Cayman Islands)	250,000	250,620
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.782%, 7/15/37 (Cayman Islands)	250,000	250,172
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 6.975%, 10/20/36 (Cayman Islands)	500,000	503,953
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.84%, 8/26/34 (Cayman Islands)	250,000	250,079
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.88%, 1/15/35 (Cayman Islands)	250,000	248,976
OHA Credit Funding, Ltd. 144A FRB Ser. 22-7A, Class AR, (CME Term SOFR 3 Month + 1.30%), 6.627%, 2/24/37 (Cayman Islands)	250,000	250,001
OHA Credit Funding, Ltd. 144A FRB Ser. 24-17A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.793%, 4/20/37 (Bermuda)	250,000	251,828
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.24%, 1/15/35 (Cayman Islands)	300,000	300,541
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (CME Term SOFR 3 Month + 2.26%), 7.584%, 5/15/32 (Cayman Islands)	628,000	628,138
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.976%, 1/20/34 (Cayman Islands)	500,000	500,606
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.236%, 4/20/34 (Cayman Islands)	300,000	300,199
RRX 5, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.79%, 7/15/34 (Cayman Islands)	250,000	250,214
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.386%, 7/20/34 (Cayman Islands)	250,000	250,338
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/20/34 (Cayman Islands)	322,000	322,369
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 6.765%, 7/25/34 (Cayman Islands)	200,000	200,087
TICP CLO XII, Ltd. 144A FRB Ser. 21-12A, Class BR, (CME Term SOFR 3 Month + 1.91%), 7.24%, 7/15/34 (Cayman Islands)	300,000	299,943
Trestles CLO IV, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.756%, 7/21/34 (Cayman Islands)	350,000	350,622
Trestles CLO V, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.756%, 10/20/34 (Cayman Islands)	250,000	250,042
Trinitas CLO XVIII, Ltd. 144A FRB Ser. 21-18A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.756%, 1/20/35 (Cayman Islands)	250,000	250,058
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.77%, 7/15/32 (Cayman Islands)	200,000	200,099
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.85%, 1/15/32 (Cayman Islands)	250,000	250,234
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (CME Term SOFR 3 Month + 1.96%), 7.286%, 1/20/29 (Cayman Islands)	250,000	250,260
Warwick Capital CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1, (CME Term SOFR 3 Month + 1.65%), 6.973%, 4/20/37 (Jersey)	250,000	250,402
Wind River CLO, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.756%, 1/20/35 (Cayman Islands)	250,000	250,405
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.807%, 7/15/37 (Cayman Islands)(FWC)	350,000	350,000
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 7.006%, 10/20/34	250,000	250,033

Total collateralized loan obligations (cost $15,925,397)		$16,027,139

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.4%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	300,000	$252,138
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$400,000	308,500
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		427,000	377,468
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		680,000	671,217
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		370,000	370,125
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		370,000	291,208
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		225,000	198,844
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		350,000	346,938
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		605,000	611,050
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		271,000	268,458
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		330,000	332,475
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		230,000	240,638
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)		560,000	548,150
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		690,000	675,400
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		540,000	523,395
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		540,000	565,650
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		230,000	224,250
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	173,500
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		646,000	600,767
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		360,000	345,150
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		820,000	666,195
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		560,000	459,459
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		375,000	442,052
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		90,000	106,242

Total foreign government and agency bonds and notes (cost $9,850,139)			$9,599,269

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
Basic materials (0.2%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 2.00%), 7.335%, 12/20/29	$34,129	$34,167
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.194%, 11/23/27	259,972	253,236
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 9.27%, 4/30/28	119,401	115,574
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 12.881%, 3/15/30	315,000	286,965
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.268%, 2/4/26	184,915	172,433
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.941%, 9/30/28	54,448	54,380
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.829%, 4/3/28	114,138	114,423
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.826%, 4/3/28	314,011	314,482
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.706%, 4/21/29	119,392	116,408
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.594%, 9/22/28	59,694	59,875

		1,521,943
Capital goods (—%)
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.094%, 6/15/28	88,375	88,394
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.791%, 4/15/30	330,410	331,890
Vertiv Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 7.334%, 3/2/27	383,985	384,730

		805,014
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.844%, 9/13/29	169,575	159,560
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.708%, 8/2/29	189,628	188,551

		348,111
Consumer cyclicals (0.1%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.458%, 8/21/28	89,412	89,412
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.842%, 6/18/31	50,000	49,938
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.081%, 1/27/29	169,135	169,241
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.179%, 12/17/27	129,666	129,379
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.846%, 9/21/28	216,534	215,799
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.846%, 4/15/28	157,726	141,309
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.406%, 4/11/29	302,923	284,620
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.194%, 1/29/28	285,720	284,528
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27	125,000	1,250
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.306%, 4/4/29	139,646	139,296
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.594%, 3/7/31	114,713	114,579
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.595%, 10/19/29	183,403	183,644

		1,802,995
Consumer staples (—%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.194%, 11/18/29	160,000	156,080
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.179%, 12/15/27	191,509	191,302
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.841%, 12/17/28	265,527	175,028
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.094%, 3/27/28	231,447	232,412

		754,822
Energy (—%)
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.593%, 12/31/30	252,029	251,938

		251,938
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.575%, 6/20/30	34,565	34,625

		34,625
Health care (—%)
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.689%, 5/5/27	258,908	255,931
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.826%, 4/23/31	316,000	315,409
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 10/23/28	154,070	154,276

		725,616
Technology (—%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.335%, 3/29/29	69,299	69,195
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 9.071%, 5/8/31	85,000	85,000
Genesys Cloud Services Holdings, LLC bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 3.50%), 8.844%, 12/1/27	178,988	179,755
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.843%, 3/2/28	225,000	223,144
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 10.094%, 10/5/28	221,442	222,056
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.576%, 1/31/31	35,000	35,114

		814,264
Transportation (—%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.336%, 4/20/28	341,333	352,178
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.094%, 2/17/31	234,413	234,621

		586,799

Total senior loans (cost $7,840,888)		$7,646,127

INVESTMENT COMPANIES (0.1%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	49,792	$2,665,366

Total investment companies (cost $2,436,987)		$2,665,366

ASSET-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value
Station Place Securitization Trust 144A FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.222%, 6/22/25	$660,000	$659,840
Station Place Securitization Trust 144A FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 6.245%, 8/4/25	660,000	660,055

Total asset-backed securities (cost $1,320,000)		$1,319,895

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$230,000	$184,575
Chefs' Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	155,000	171,951
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	130,000	94,120
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	200,000	237,800

Total convertible bonds and notes (cost $719,812)		$688,446

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/4500.00	$82,627,983	$15,132	$421,271

Total purchased options outstanding (cost $3,480,360)				$421,271

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	3,561	$233,637

Total convertible preferred stocks (cost $178,050)		$233,637

SHORT-TERM INVESTMENTS (8.5%)(a)
		Principal amount/ shares	Value
BPCE SA commercial paper 5.384%, 7/25/24 (France)		$12,950,000	$12,898,241
Chariot Funding, LLC asset-backed commercial paper 5.408%, 8/2/24		6,365,000	6,331,697
Gotham Funding Corp. asset-backed commercial paper 5.430%, 8/30/24 (Japan)		12,000,000	11,886,790
NRW.Bank commercial paper 5.405%, 9/30/24 (Germany)		12,500,000	12,326,210
Putnam Short Term Investment Fund Class P 5.48%(AFF)	Shares	156,087,190	156,087,190
Sheffield Receivables Co., LLC asset-backed commercial paper 5.404%, 7/17/24 (United Kingdom)		$12,250,000	12,215,276
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(P)	Shares	1,862,000	1,862,000
U.S. Treasury Bills 5.382%, 7/23/24(SEG)		$2,365,000	2,357,412
U.S. Treasury Bills 5.380%, 8/27/24(SEG)		1,400,000	1,388,374
U.S. Treasury Bills 5.373%, 10/24/24(SEG)		1,700,000	1,671,818

Total short-term investments (cost $219,050,354)			$219,025,008
TOTAL INVESTMENTS

Total investments (cost $1,945,500,879)			$2,687,923,106

	FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $157,601,635) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	9/18/24	$6,437,555	$6,500,997	$63,442
		Canadian Dollar	Buy	7/17/24	1,897,151	1,896,703	448
		Canadian Dollar	Sell	7/17/24	1,897,151	1,927,105	29,954
		Canadian Dollar	Sell	10/16/24	1,901,296	1,900,774	(522)
		Hong Kong Dollar	Buy	8/21/24	159,902	159,974	(72)
		Japanese Yen	Buy	8/21/24	80,593	83,969	(3,376)
		New Taiwan Dollar	Buy	8/21/24	4,940,486	4,943,305	(2,819)
	Barclays Bank PLC
		Euro	Buy	9/18/24	125,876	125,980	(104)
		Hong Kong Dollar	Buy	8/21/24	1,205,222	1,203,041	2,181
		Polish Zloty	Buy	9/18/24	36,333	36,956	(623)
		Singapore Dollar	Sell	8/21/24	936,494	941,417	4,923
	Citibank, N.A.
		British Pound	Sell	9/18/24	6,088,465	6,152,104	63,639
	Goldman Sachs International
		Chinese Yuan (Offshore)	Buy	8/21/24	7,013,197	7,109,352	(96,155)
		Euro	Sell	9/18/24	155,437	158,178	2,741
		Hong Kong Dollar	Buy	8/21/24	157,722	157,764	(42)
		Israeli Shekel	Buy	7/17/24	836,402	844,770	(8,368)
		Israeli Shekel	Sell	7/17/24	836,402	841,127	4,725
		Israeli Shekel	Buy	10/16/24	839,947	844,812	(4,865)
		Mexican Peso	Buy	7/17/24	528,645	546,181	(17,536)
		Mexican Peso	Sell	7/17/24	528,645	532,943	4,298
		Mexican Peso	Buy	10/16/24	445,067	442,425	2,642
		South African Rand	Buy	7/17/24	88,580	86,842	1,738
		South African Rand	Sell	7/17/24	88,580	87,244	(1,336)
		South African Rand	Buy	10/16/24	87,971	86,662	1,309
	HSBC Bank USA, National Association
		Chinese Yuan (Offshore)	Buy	8/21/24	5,993,326	6,075,287	(81,961)
		Danish Krone	Sell	9/18/24	255,503	259,696	4,193
		Hong Kong Dollar	Sell	8/21/24	108,350	108,478	128
		Singapore Dollar	Buy	8/21/24	430,733	433,048	(2,315)
	JPMorgan Chase Bank N.A.
		Norwegian Krone	Sell	9/18/24	437,074	441,523	4,449
		South Korean Won	Sell	8/21/24	886,786	897,241	10,455
		Swedish Krona	Buy	9/18/24	2,943,159	2,984,531	(41,372)
		Swiss Franc	Buy	9/18/24	131,332	132,071	(739)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	7/17/24	7,182,439	7,127,150	55,289
		Australian Dollar	Sell	7/17/24	7,182,439	7,177,294	(5,145)
		Australian Dollar	Buy	10/16/24	7,198,036	7,193,577	4,459
		British Pound	Sell	9/18/24	2,812,454	2,839,375	26,921
		Canadian Dollar	Buy	7/17/24	1,012,740	1,012,417	323
		Canadian Dollar	Sell	7/17/24	1,012,740	1,019,045	6,305
		Canadian Dollar	Sell	10/16/24	1,014,953	1,014,542	(411)
		Euro	Sell	9/18/24	395,365	415,734	20,369
		Hong Kong Dollar	Sell	8/21/24	113,492	114,155	663
		Israeli Shekel	Buy	7/17/24	87,153	88,570	(1,417)
		Israeli Shekel	Sell	7/17/24	87,153	87,647	494
		Israeli Shekel	Buy	10/16/24	87,522	88,017	(495)
		Japanese Yen	Buy	8/21/24	393,435	410,569	(17,134)
		Polish Zloty	Buy	9/18/24	22,435	22,826	(391)
		South African Rand	Buy	7/17/24	314,220	308,152	6,068
		South African Rand	Sell	7/17/24	314,220	309,503	(4,717)
		South African Rand	Buy	10/16/24	312,056	307,377	4,679
		Swedish Krona	Buy	9/18/24	2,389,829	2,424,087	(34,258)
		Swiss Franc	Buy	9/18/24	817,872	823,810	(5,938)
	NatWest Markets PLC
		Australian Dollar	Buy	7/17/24	407,826	404,646	3,180
		Australian Dollar	Sell	7/17/24	407,826	407,529	(297)
		Australian Dollar	Buy	10/16/24	408,712	408,450	262
		British Pound	Sell	9/18/24	91,952	92,768	816
		Canadian Dollar	Buy	7/17/24	6,717,357	6,715,818	1,539
		Canadian Dollar	Sell	7/17/24	6,717,356	6,822,325	104,969
		Canadian Dollar	Sell	10/16/24	6,732,033	6,729,854	(2,179)
		Euro	Sell	9/18/24	6,448,377	6,562,357	113,980
		Hong Kong Dollar	Sell	8/21/24	222,637	222,790	153
		Japanese Yen	Buy	8/21/24	47,422	48,411	(989)
		New Zealand Dollar	Buy	7/17/24	6,517	6,462	55
		New Zealand Dollar	Sell	7/17/24	6,517	6,538	21
		Swedish Krona	Buy	9/18/24	331,461	334,373	(2,912)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/17/24	2,551,199	2,530,954	20,245
		Australian Dollar	Sell	7/17/24	2,551,199	2,547,866	(3,333)
		Australian Dollar	Buy	10/16/24	2,502,432	2,499,741	2,691
		British Pound	Sell	9/18/24	118,514	123,949	5,435
		Canadian Dollar	Buy	7/17/24	513,829	509,111	4,718
		Canadian Dollar	Sell	7/17/24	513,829	517,485	3,656
		Canadian Dollar	Sell	10/16/24	9,453	9,450	(3)
		Chinese Yuan (Offshore)	Buy	8/21/24	2,482,768	2,516,796	(34,028)
		Danish Krone	Buy	9/18/24	192,525	192,675	(150)
		Euro	Sell	9/18/24	6,955,321	7,086,261	130,940
		Hong Kong Dollar	Buy	8/21/24	82,509	82,487	22
		Japanese Yen	Sell	8/21/24	43,309	44,025	716
		Mexican Peso	Buy	7/17/24	40,493	42,910	(2,417)
		Mexican Peso	Sell	7/17/24	40,493	40,259	(234)
		Mexican Peso	Buy	10/16/24	39,925	39,684	241
		New Zealand Dollar	Buy	7/17/24	194,547	195,224	(677)
		New Zealand Dollar	Sell	7/17/24	194,547	195,165	618
		Norwegian Krone	Buy	9/18/24	42,012	42,019	(7)
		Polish Zloty	Buy	9/18/24	43,952	44,707	(755)
		Singapore Dollar	Buy	8/21/24	68,450	68,455	(5)
		South African Rand	Buy	7/17/24	257,231	253,564	3,667
		South African Rand	Sell	7/17/24	257,231	252,476	(4,755)
		South African Rand	Buy	10/16/24	219,298	215,988	3,310
		Swiss Franc	Buy	9/18/24	5,280,218	5,311,809	(31,591)
	UBS AG
		Australian Dollar	Buy	7/17/24	630,192	626,365	3,827
		Australian Dollar	Sell	7/17/24	630,192	629,735	(457)
		Australian Dollar	Buy	10/16/24	631,560	631,147	413
		British Pound	Sell	9/18/24	5,293,020	5,347,033	54,013
		Canadian Dollar	Buy	7/17/24	317,203	317,131	72
		Canadian Dollar	Sell	7/17/24	317,203	315,452	(1,751)
		Canadian Dollar	Sell	10/16/24	317,896	317,799	(97)
		Euro	Sell	9/18/24	413,531	417,691	4,160
		Hong Kong Dollar	Buy	8/21/24	511,612	511,727	(115)
		Japanese Yen	Buy	8/21/24	638,790	670,688	(31,898)
		Mexican Peso	Buy	7/17/24	820,702	823,375	(2,673)
		Mexican Peso	Sell	7/17/24	820,702	816,632	(4,070)
		Mexican Peso	Buy	10/16/24	809,187	805,047	4,140
		South African Rand	Buy	7/17/24	311,953	301,065	10,888
		South African Rand	Sell	7/17/24	311,953	307,236	(4,717)
		South African Rand	Buy	10/16/24	309,804	305,123	4,681
		Swiss Franc	Buy	9/18/24	2,823,007	2,837,249	(14,242)
	WestPac Banking Corp.
		Euro	Sell	9/18/24	5,669,795	5,769,412	99,617

	Unrealized appreciation						909,880

	Unrealized (depreciation)						(476,463)

	Total						$433,417
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	179	$20,715,956	$20,971,640	Sep-24	$176,509
Russell 2000 Index E-Mini (Long)	5	511,923	516,250	Sep-24	8,941
S&P 500 Index E-Mini (Long)	59	16,108,416	16,288,425	Sep-24	55,496
U.S. Treasury Bond 30 yr (Long)	154	18,220,125	18,220,126	Sep-24	270,435
U.S. Treasury Bond Ultra 30 yr (Long)	165	20,681,719	20,681,719	Sep-24	302,874
U.S. Treasury Bond Ultra 30 yr (Short)	6	752,063	752,063	Sep-24	(11,777)
U.S. Treasury Note 2 yr (Long)	220	44,928,125	44,928,125	Sep-24	78,720
U.S. Treasury Note 5 yr (Long)	443	47,214,109	47,214,109	Sep-24	292,932
U.S. Treasury Note 5 yr (Short)	25	2,664,453	2,664,453	Sep-24	(17,226)
U.S. Treasury Note 10 yr (Long)	307	33,765,203	33,765,203	Sep-24	415,776
U.S. Treasury Note Ultra 10 yr (Long)	6	681,188	681,188	Sep-24	7,170

Unrealized appreciation					1,608,853

Unrealized (depreciation)					(29,003)

Total					$1,579,850

WRITTEN OPTIONS OUTSTANDING at 6/30/24 (premiums $1,108,419) (Unaudited)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/3500.00	$82,627,983	$15,132	$122,901

Total				$122,901

TBA SALE COMMITMENTS OUTSTANDING at 6/30/24 (proceeds receivable $43,765,761) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.50%, 7/1/54	$5,000,000	7/15/24	$5,088,669
Uniform Mortgage-Backed Securities, 5.50%, 7/1/54	2,000,000	7/15/24	1,972,578
Uniform Mortgage-Backed Securities, 4.50%, 7/1/54	4,000,000	7/15/24	3,770,468
Uniform Mortgage-Backed Securities, 4.00%, 7/1/54	2,000,000	7/15/24	1,829,688
Uniform Mortgage-Backed Securities, 3.50%, 7/1/54	10,000,000	7/15/24	8,850,776
Uniform Mortgage-Backed Securities, 3.00%, 7/1/54	3,000,000	7/15/24	2,552,814
Uniform Mortgage-Backed Securities, 2.50%, 7/1/54	24,000,000	7/15/24	19,594,680

Total			$43,659,673

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$37,679,000	$67,445	(E)	$(130,325)	9/18/26	US SOFR — Annually	4.50% — Annually	$(62,880)
		74,139,000	132,709	(E)	256,166	9/18/26	4.50% — Annually	US SOFR — Annually	123,457
		27,872,000	384,076	(E)	515,990	9/18/29	4.30% — Annually	US SOFR — Annually	131,914
		25,188,000	377,820	(E)	(603,968)	9/18/34	US SOFR — Annually	4.10% — Annually	(227,996)
		12,876,000	193,140	(E)	306,123	9/18/34	4.10% — Annually	US SOFR — Annually	112,984
		7,107,000	224,865	(E)	(353,007)	9/18/54	US SOFR — Annually	3.90% — Annually	(128,142)

	Total				$(9,021)				$(50,663)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$82,451,449	$83,210,795	$—	6/5/25	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$535,974
	82,454,624	82,396,111	—	6/5/25	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	289,585
	Goldman Sachs International
	106,909,813	106,849,575	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(51,758)
	94,221,482	94,148,308	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	52,504

	Upfront premium received		—	Unrealized appreciation			878,063

	Upfront premium (paid)		—	Unrealized (depreciation)			(51,758)

		Total	$—			Total	$826,305
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Smartsheet, Inc. Class A	Technology	24,103	$1,062,443	1.28%
Cirrus Logic, Inc.	Technology	7,942	1,013,827	1.22%
Applied Materials, Inc.	Technology	4,272	1,008,049	1.21%
Targa Resources Corp.	Energy	7,766	1,000,074	1.20%
Uber Technologies, Inc.	Consumer staples	13,620	989,907	1.19%
Pure Storage, Inc. Class A	Technology	14,998	963,033	1.16%
Synopsys, Inc.	Technology	1,608	956,981	1.15%
Booking Holdings, Inc.	Consumer cyclicals	238	944,082	1.13%
Manhattan Associates, Inc.	Technology	3,811	939,989	1.13%
Pinterest, Inc. Class A	Technology	21,210	934,723	1.12%
General Motors Co.	Consumer cyclicals	20,029	930,551	1.12%
Ventas, Inc.	Health care	18,130	929,342	1.12%
MGIC Investment Corp.	Financials	42,861	923,659	1.11%
Cadence Design Systems, Inc.	Technology	2,981	917,524	1.10%
NRG Energy, Inc.	Utilities and power	11,647	906,835	1.09%
Qualcomm, Inc.	Technology	4,436	883,549	1.06%
Gartner, Inc.	Technology	1,958	879,388	1.06%
O'Reilly Automotive, Inc.	Consumer cyclicals	831	877,388	1.05%
Constellation Energy Corp.	Utilities and power	4,348	870,774	1.05%
Freeport-McMoRan, Inc.	Basic materials	17,837	866,858	1.04%
NVR, Inc.	Consumer cyclicals	113	860,578	1.03%
Equitable Holdings, Inc.	Financials	20,966	856,667	1.03%
Unum Group	Financials	16,578	847,283	1.02%
American International Group, Inc.	Financials	11,320	840,391	1.01%
Toll Brothers, Inc.	Consumer cyclicals	7,291	839,751	1.01%
Allison Transmission Holdings, Inc.	Capital goods	11,038	837,789	1.01%
MGM Resorts International	Consumer cyclicals	18,739	832,756	1.00%
Vornado Realty Trust	Financials	31,545	829,329	1.00%
Johnson Controls International PLC	Capital goods	12,271	815,635	0.98%
Textron, Inc.	Capital goods	9,496	815,362	0.98%
Valero Energy Corp.	Energy	5,169	810,285	0.97%
Wintrust Financial Corp.	Financials	8,160	804,270	0.97%
Vertiv Holdings Co. Class A	Capital goods	9,259	801,545	0.96%
Procore Technologies, Inc.	Technology	12,026	797,433	0.96%
J.M. Smucker Co. (The)	Consumer staples	7,213	786,473	0.95%
Jacobs Solutions, Inc.	Capital goods	5,619	785,070	0.94%
Autonation, Inc.	Consumer cyclicals	4,919	784,012	0.94%
Expedia Group, Inc.	Consumer cyclicals	6,139	773,511	0.93%
NVIDIA Corp.	Technology	6,254	772,581	0.93%
East West Bancorp, Inc.	Financials	10,464	766,252	0.92%
Vistra Corp.	Utilities and power	8,642	743,019	0.89%
Coinbase Global, Inc. Class A	Financials	3,228	717,342	0.86%
Natera, Inc.	Health care	6,348	687,446	0.83%
Gap, Inc. (The)	Consumer cyclicals	28,698	685,594	0.82%
Arista Networks, Inc.	Technology	1,941	680,292	0.82%
Hologic, Inc.	Health care	8,775	651,536	0.78%
DocuSign, Inc.	Technology	12,097	647,207	0.78%
Tapestry, Inc.	Consumer cyclicals	15,103	646,238	0.78%
Synchrony Financial	Financials	13,617	642,576	0.77%
eBay, Inc.	Technology	11,836	635,830	0.76%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Monolithic Power Systems, Inc.	Technology	1,247	$1,024,913	1.24%
DT Midstream, Inc.	Energy	13,345	947,895	1.15%
Tyler Technologies, Inc.	Technology	1,880	945,367	1.15%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	5,842	931,456	1.13%
AppLovin Corp. Class A	Technology	11,104	924,099	1.12%
NortonLifeLock, Inc.	Technology	36,524	912,378	1.11%
Entegris, Inc.	Technology	6,676	903,947	1.10%
Kinsale Capital Group, Inc.	Financials	2,343	902,747	1.10%
Berkshire Hathaway, Inc.	Financials	2,213	900,362	1.09%
Domino's Pizza, Inc.	Consumer staples	1,740	898,406	1.09%
BWX Technologies, Inc.	Capital goods	9,413	894,282	1.09%
Equifax, Inc.	Consumer cyclicals	3,655	886,176	1.08%
Jack Henry & Associates, Inc.	Technology	5,330	884,822	1.07%
IBM Corp.	Technology	5,080	878,527	1.07%
Ross Stores, Inc.	Consumer cyclicals	6,045	878,429	1.07%
Universal Health Services, Inc. Class B	Health care	4,742	876,905	1.06%
Take-Two Interactive Software, Inc.	Technology	5,463	849,387	1.03%
D.R. Horton, Inc.	Consumer cyclicals	6,025	849,052	1.03%
Watsco, Inc.	Consumer staples	1,819	842,634	1.02%
Carnival Corp.	Consumer cyclicals	44,549	833,950	1.01%
Texas Instruments, Inc.	Technology	4,246	825,965	1.00%
Digital Realty Trust, Inc.	Financials	5,422	824,466	1.00%
RPM International, Inc.	Basic materials	7,598	818,122	0.99%
Bunge Global SA	Basic materials	7,338	783,488	0.95%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	40,836	767,301	0.93%
Lithia Motors, Inc.	Consumer cyclicals	2,966	748,857	0.91%
PTC, Inc.	Technology	4,044	734,742	0.89%
Ciena Corp.	Technology	15,218	733,204	0.89%
T Rowe Price Group, Inc.	Financials	6,165	710,878	0.86%
CarMax, Inc.	Consumer cyclicals	9,576	702,272	0.85%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	7,012	697,098	0.85%
Stanley Black & Decker, Inc.	Consumer cyclicals	8,682	693,620	0.84%
Tesla, Inc.	Consumer cyclicals	3,496	691,807	0.84%
NU Holdings, Ltd./Cayman Islands Class A (Brazil)	Financials	53,627	691,248	0.84%
Generac Holdings, Inc.	Capital goods	5,132	678,562	0.82%
Micron Technology, Inc.	Technology	5,067	666,431	0.81%
Amdocs, Ltd.	Technology	8,150	643,200	0.78%
Healthcare Realty Trust, Inc.	Financials	37,040	610,426	0.74%
Wynn Resorts, Ltd.	Consumer cyclicals	6,786	607,327	0.74%
Cooper Cos., Inc. (The)	Health care	6,937	605,561	0.73%
Ovintiv, Inc.	Energy	12,704	595,436	0.72%
Thor Industries, Inc.	Consumer cyclicals	6,362	594,573	0.72%
LPL Financial Holdings, Inc.	Financials	2,112	589,794	0.72%
FTI Consulting, Inc.	Consumer cyclicals	2,723	586,858	0.71%
Atmos Energy Corp.	Utilities and power	4,809	560,940	0.68%
BioMarin Pharmaceutical, Inc.	Health care	6,808	560,466	0.68%
Ball Corp.	Capital goods	9,204	552,416	0.67%
New Fortress Energy, Inc.	Energy	24,698	542,871	0.66%
Royal Gold, Inc.	Basic materials	4,191	524,561	0.64%
Progressive Corp. (The)	Financials	2,473	513,647	0.62%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
AT&T, Inc.	Communication services	33,276	$635,906	0.60%
Holcim AG (Switzerland)	Basic materials	7,141	632,736	0.59%
Exxon Mobil Corp.	Energy	5,469	629,609	0.59%
Deutsche Telekom AG (Germany)	Communication services	25,005	629,246	0.59%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	3,792	629,148	0.59%
Eni SpA (Italy)	Utilities and power	40,879	628,878	0.59%
Weyerhaeuser Co.	Basic materials	22,139	628,522	0.59%
ConocoPhillips	Energy	5,494	628,389	0.59%
George weston, Ltd. (Canada)	Consumer staples	4,358	626,810	0.59%
SS&C Technologies Holdings, Inc.	Technology	9,998	626,555	0.59%
Consolidated Edison, Inc.	Utilities and power	7,004	626,296	0.59%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	58,698	624,982	0.58%
Loblaw Cos, Ltd. (Canada)	Consumer staples	5,387	624,750	0.58%
Lockheed Martin Corp.	Capital goods	1,334	623,298	0.58%
Automatic Data Processing, Inc.	Consumer cyclicals	2,611	623,247	0.58%
Leidos Holdings, Inc.	Technology	4,246	619,407	0.58%
SSE PLC (United Kingdom)	Utilities and power	27,241	616,214	0.58%
PepsiCo, Inc.	Consumer staples	3,730	615,153	0.58%
Rio Tinto PLC (United Kingdom)	Basic materials	9,353	614,950	0.58%
Iberdrola SA (Spain)	Utilities and power	47,346	614,751	0.58%
Exor NV (Netherlands)	Financials	5,839	611,443	0.57%
ENGIE SA (France)	Utilities and power	42,662	609,711	0.57%
Veralto Corp.	Capital goods	6,317	603,090	0.56%
Verisk Analytics, Inc.	Consumer cyclicals	2,233	601,885	0.56%
BP PLC (United Kingdom)	Energy	99,274	596,342	0.56%
TotalEnergies SE (France)	Energy	8,885	593,551	0.56%
Sekisui Chemical Co., Ltd. (Japan)	Financials	42,251	584,675	0.55%
Smiths Group PLC (United Kingdom)	Capital goods	26,626	573,871	0.54%
CLP Holdings, Ltd. (Hong Kong)	Utilities and power	70,977	573,645	0.54%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	25,645	564,833	0.53%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	43,564	561,404	0.53%
Central Japan Railway Co. (Japan)	Transportation	25,920	559,621	0.52%
Avery Dennison Corp.	Basic materials	2,548	557,020	0.52%
Electronic Arts, Inc.	Technology	3,902	543,700	0.51%
NetApp, Inc.	Technology	4,168	536,878	0.50%
SEI Investments Co.	Financials	8,194	530,080	0.50%
Rio Tinto, Ltd. (Australia)	Basic materials	6,625	526,509	0.49%
Jack Henry & Associates, Inc.	Technology	3,118	517,685	0.48%
Hologic, Inc.	Health care	6,957	516,527	0.48%
Gaming and Leisure Properties, Inc.	Financials	11,412	515,956	0.48%
KDDI Corp. (Japan)	Communication services	19,095	504,969	0.47%
Intact Financial Corp. (Canada)	Financials	2,975	495,659	0.46%
GoDaddy, Inc. Class A	Technology	3,506	489,838	0.46%
McKesson Corp.	Health care	836	488,335	0.46%
Kimberly-Clark Corp.	Consumer cyclicals	3,514	485,642	0.45%
Telenor ASA (Norway)	Communication services	42,487	485,617	0.45%
Colgate-Palmolive Co.	Consumer staples	5,001	485,345	0.45%
Honeywell International, Inc.	Capital goods	2,247	479,836	0.45%
United Overseas Bank, Ltd. (Singapore)	Financials	20,754	479,777	0.45%
Computershare, Ltd. (Australia)	Financials	26,837	472,103	0.44%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Equifax, Inc.	Consumer cyclicals	2,342	$567,798	0.60%
RELX PLC (United Kingdom)	Consumer cyclicals	12,065	554,980	0.59%
Commonwealth Bank of Australia (Australia)	Financials	6,506	553,446	0.59%
Sempra	Utilities and power	7,259	552,108	0.59%
Realty Income Corp.	Financials	10,449	551,894	0.59%
Paychex, Inc.	Technology	4,652	551,559	0.59%
T-Mobile US, Inc.	Communication services	3,120	549,677	0.58%
Keppel, Ltd. (Singapore)	Capital goods	114,625	547,223	0.58%
Southern Co. (The)	Utilities and power	7,041	546,175	0.58%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	25,429	543,647	0.58%
Cellnex Telecom, SA 144A (Spain)	Communication services	16,598	540,264	0.57%
Duke Energy Corp.	Utilities and power	5,348	536,020	0.57%
Hermes International (France)	Consumer cyclicals	233	535,285	0.57%
Heineken NV (Netherlands)	Consumer staples	5,503	532,603	0.57%
Pernod Ricard SA (France)	Consumer staples	3,912	531,248	0.56%
Visa, Inc. Class A	Financials	2,007	526,905	0.56%
EssilorLuxottica SA (France)	Health care	2,431	524,147	0.56%
Occidental Petroleum Corp.	Energy	8,280	521,858	0.55%
Westlake Corp.	Basic materials	3,536	512,145	0.54%
Telus Corp. (Canada)	Communication services	33,710	510,196	0.54%
Singapore Telecommunications, Ltd. (Singapore)	Communication services	251,357	510,041	0.54%
AXA SA (France)	Financials	15,362	503,323	0.53%
CenterPoint Energy, Inc.	Utilities and power	16,218	502,441	0.53%
Magna International, Inc. (Canada)	Consumer cyclicals	11,620	486,927	0.52%
Allianz SE (Germany)	Financials	1,736	482,770	0.51%
London Stock Exchange Group PLC (United Kingdom)	Financials	4,053	481,557	0.51%
Wilmar International, Ltd. (Singapore)	Basic materials	210,515	481,531	0.51%
Orange SA (France)	Communication services	46,677	467,949	0.50%
Kubota Corp. (Japan)	Capital goods	33,339	466,320	0.50%
Erste Group Bank AG (Czech Republic)	Financials	9,816	465,423	0.49%
Martin Marietta Materials, Inc.	Basic materials	825	446,958	0.47%
FirstEnergy Corp.	Utilities and power	11,585	443,343	0.47%
Ameren Corp.	Utilities and power	6,206	441,295	0.47%
Waste Connections, Inc.	Capital goods	2,516	441,215	0.47%
Infrastrutture Wireless Italiane SpA (Italy)	Basic materials	41,950	438,362	0.47%
Alexandria Real Estate Equities, Inc.	Financials	3,688	431,350	0.46%
Snam SpA (Italy)	Utilities and power	96,378	426,703	0.45%
Metso Oyj (Finland)	Capital goods	39,774	421,332	0.45%
Persimmon PLC (United Kingdom)	Financials	24,418	417,324	0.44%
Straumann Holding AG (Switzerland)	Health care	3,323	411,591	0.44%
STERIS PLC	Health care	1,861	408,482	0.43%
Entegris, Inc.	Technology	2,993	405,309	0.43%
SIG Combibloc Group AG (Switzerland)	Basic materials	22,112	404,784	0.43%
Blackstone, Inc.	Financials	3,269	404,653	0.43%
Moody's Corp.	Consumer cyclicals	959	403,613	0.43%
S&P Global, Inc.	Consumer cyclicals	900	401,399	0.43%
Taylor Wimpey PLC (United Kingdom)	Consumer cyclicals	222,236	399,340	0.42%
Kering SA (France)	Consumer cyclicals	1,099	398,793	0.42%
Barratt Developments PLC (United Kingdom)	Financials	66,476	396,801	0.42%
Essential Utilities, Inc.	Utilities and power	10,590	395,341	0.42%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
	Swap counterparty referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	CCC/P	$62	$445	$59	5/11/63	300 bp — Monthly	$3
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	CCC-/P	47,989	142,974	37,116	5/11/63	500 bp — Monthly	10,992
	CMBX NA BB.7 Index	CCC/P	17,600	55,327	18,092	1/17/47	500 bp — Monthly	(454)
	CMBX NA BB.7 Index	CCC/P	130,961	308,852	100,995	1/17/47	500 bp — Monthly	30,224
	CMBX NA BB.9 Index	B-/P	1,262	3,000	1,180	9/17/58	500 bp — Monthly	85
	CMBX NA BBB-.10 Index	BB/P	21,039	70,000	13,321	11/17/59	300 bp — Monthly	7,753
	CMBX NA BBB-.7 Index	B-/P	6,395	36,556	6,459	1/17/47	300 bp — Monthly	(46)
	Credit Suisse International
	CMBX NA A.7 Index	B-/P	3,286	22,075	3,815	1/17/47	200 bp — Monthly	(521)
	Goldman Sachs International
	CMBX NA BBB-.7 Index	B-/P	45,465	174,812	30,889	1/17/47	300 bp — Monthly	14,663
	JPMorgan Securities LLC
	CMBX NA A.7 Index	B-/P	7,192	45,827	7,919	1/17/47	200 bp — Monthly	(712)
	CMBX NA BB.10 Index	B-/P	4,092	51,000	20,890	5/11/63	500 bp — Monthly	(16,755)
	CMBX NA BB.6 Index	CCC-/P	4,633	4,662	1,210	5/11/63	500 bp — Monthly	3,427
	CMBX NA BBB-.8 Index	B+/P	3,431	22,000	2,187	10/17/57	300 bp — Monthly	1,255
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	9,084	72,000	5,436	12/16/72	200 bp — Monthly	3,672
	CMBX NA BB.6 Index	CCC-/P	40,053	116,555	30,258	5/11/63	500 bp — Monthly	9,893

Upfront premium received			342,544		Unrealized appreciation			81,967

Upfront premium (paid)			—		Unrealized (depreciation)			(18,488)

	Total		$342,544				Total	$63,479
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,802)	$67,902	$11,733	1/17/47	(200 bp) — Monthly	$9,909
	CMBX NA BB.10 Index	(65,897)	142,000	58,163	11/17/59	(500 bp) — Monthly	(7,853)
	CMBX NA BB.10 Index	(40,704)	101,000	41,370	11/17/59	(500 bp) — Monthly	582
	CMBX NA BB.10 Index	(40,301)	100,000	40,960	11/17/59	(500 bp) — Monthly	576
	CMBX NA BB.10 Index	(21,359)	53,000	21,709	11/17/59	(500 bp) — Monthly	305
	CMBX NA BB.6 Index	(66,433)	260,565	67,643	5/11/63	(500 bp) — Monthly	1,029
	CMBX NA BB.7 Index	(34,085)	107,153	35,039	1/17/47	(500 bp) — Monthly	879
	CMBX NA BB.7 Index	(10,916)	34,317	11,222	1/17/47	(500 bp) — Monthly	282
	CMBX NA BB.8 Index	(16,021)	35,585	12,810	10/17/57	(500 bp) — Monthly	(3,240)
	CMBX NA BB.8 Index	(2,412)	6,732	2,424	10/17/57	(500 bp) — Monthly	7
	CMBX NA BBB-.12 Index	(60,731)	214,000	44,876	8/17/61	(300 bp) — Monthly	(15,963)
	CMBX NA BBB-.6 Index	(64)	445	59	5/11/63	(300 bp) — Monthly	(5)
	Goldman Sachs International
	CMBX NA BB.6 Index	(1,215)	3,626	941	5/11/63	(500 bp) — Monthly	(277)
	CMBX NA BB.7 Index	(79,422)	194,696	63,666	1/17/47	(500 bp) — Monthly	(15,918)
	CMBX NA BB.8 Index	(33,481)	78,863	28,391	10/17/57	(500 bp) — Monthly	(5,156)
	CMBX NA BBB-.12 Index	(93,621)	355,000	74,444	8/17/61	(300 bp) — Monthly	(19,355)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(7,834)	11,206	3,664	1/17/47	(500 bp) — Monthly	(4,180)
	CMBX NA BBB-.10 Index	(18,410)	146,000	27,784	11/17/59	(300 bp) — Monthly	9,301
	CMBX NA BBB-.7 Index	(96,253)	192,153	33,953	1/17/47	(300 bp) — Monthly	(58,446)
	Merrill Lynch International
	CMBX NA BB.10 Index	(2,788)	49,000	20,070	11/17/59	(500 bp) — Monthly	17,241
	CMBX NA BBB-.10 Index	(12,134)	56,000	10,657	11/17/59	(300 bp) — Monthly	(1,505)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(7,257)	16,808	5,496	1/17/47	(500 bp) — Monthly	(1,775)
	CMBX NA BB.8 Index	(1,757)	3,847	1,385	10/17/57	(500 bp) — Monthly	(375)
	CMBX NA BB.9 Index	(1,271)	3,000	1,180	9/17/58	(500 bp) — Monthly	(93)
	CMBX NA BBB-.10 Index	(7,114)	22,000	4,187	11/17/59	(300 bp) — Monthly	(2,938)
	CMBX NA BBB-.12 Index	(44,851)	141,000	29,568	8/17/61	(300 bp) — Monthly	(15,354)
	CMBX NA BBB-.7 Index	(5,404)	19,215	3,395	1/17/47	(300 bp) — Monthly	(2,019)
	CMBX NA BBB-.8 Index	(4,529)	22,000	2,187	10/17/57	(300 bp) — Monthly	(2,353)

	Upfront premium received	—			Unrealized appreciation		40,111

Upfront premium (paid)		(778,066)			Unrealized (depreciation)		(156,805)

	Total	$(778,066)				Total	$(116,694)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized depreciation
	CDX NA HY Series 42 Index	B+/P	$(691,388)	$10,144,000	$636,536	6/20/29	500 bp — Quarterly	$(39,354)
	CDX NA IG Series 42 Index	BBB+/P	(1,392,080)	62,600,000	1,278,918	6/20/29	100 bp — Quarterly	(94,034)

	Total		$(2,083,468)					$(133,388)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2023 through June 30, 2024. Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,582,813,104.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$99,114,684	$199,494,181	$142,521,675	$4,882,073	$156,087,190

	Total Short-term investments	$99,114,684	$199,494,181	$142,521,675	$4,882,073	$156,087,190
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $5,134,828.
(FWC)	Forward commitment, in part or in entirety (Note 1).
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	78.5%
	United Kingdom	3.3
	Japan	3.3
	France	2.3
	Germany	1.4
	Switzerland	1.0
	Netherlands	0.9
	Taiwan	0.9
	China	0.8
	India	0.8
	Canada	0.7
	South Korea	0.6
	Australia	0.6
	Cayman Islands	0.6
	Denmark	0.6
	Italy	0.6
	Spain	0.6
	Other	2.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk, for gaining exposure to interest rates, for hedging against changes in values of securities it owns, owned or expects to own, for hedging prepayment risk, for generating additional income for the portfolio, for enhancing the returns on a securities owned, for enhancing the return on security owned, for gaining exposure to securities and for managing downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates, and for equitizing cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk and for gaining exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	At the close of the reporting period, the fund has deposited cash valued at $860,339 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for managing exposure to specific sectors or industries, for managing exposure to specific securities, for gaining exposure to a basket of securities, for gaining exposure to specific markets or countries and for gaining exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	At the close of the reporting period, the fund has deposited cash valued at $2,210,874 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $110,969 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$61,168,585	$40,754,722	$—
Capital goods	63,323,430	23,094,048	—
Communication services	37,358,379	3,978,744	—
Conglomerates	14,001,880	10,170,213	—
Consumer cyclicals	267,241,962	57,348,653	—
Consumer staples	84,133,427	36,232,803	—
Energy	53,346,304	18,933,853	—
Financials	185,300,296	90,727,207	—
Health care	187,270,218	50,069,128	13,017
Technology	572,533,752	80,435,431	—
Transportation	34,302,170	6,609,021	—
Utilities and power	38,561,434	11,825,653	—

Total common stocks	1,598,541,837	430,179,476	13,017
Asset-backed securities	—	1,319,895	—
Collateralized loan obligations	—	16,027,139	—
Convertible bonds and notes	—	688,446	—
Convertible preferred stocks	—	233,637	—
Corporate bonds and notes	—	202,283,540	—
Foreign government and agency bonds and notes	—	9,599,269	—
Investment companies	2,665,366	—	—
Mortgage-backed securities	—	41,086,278	—
Purchased options outstanding	—	421,271	—
Senior loans	—	7,646,127	—
U.S. government and agency mortgage obligations	—	157,964,369	—
U.S. treasury obligations	—	228,431	—
Short-term investments	1,862,000	217,163,008	—

Totals by level	$1,603,069,203	$1,084,840,886	$13,017
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$433,417	$—
Futures contracts	1,579,850	—	—
Written options outstanding	—	(122,901)	—
TBA sale commitments	—	(43,659,673)	—
Interest rate swap contracts	—	(41,642)	—
Total return swap contracts	—	826,305	—
Credit default contracts	—	2,332,387	—

Totals by level	$1,579,850	$(40,232,107)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$26,000
Written equity option contracts (contract amount)	$15,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$135,500,000
Centrally cleared interest rate swap contracts (notional)	$174,100,000
OTC total return swap contracts (notional)	$382,500,000
OTC credit default contracts (notional)	$4,100,000
Centrally cleared credit default contracts (notional)	$56,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com